--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-56846) UNDER
                           THE SECURITIES ACT OF 1933



                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 78

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 79



                              VANGUARD INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON NOVEMBER 12, 2001, PURSUANT TO PARAGRAPH (B) OF RULE 485.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                        INVESTOR SHARES & ADMIRAL(TM) SHARES - NOVEMBER 12, 2001

This prospectus
contains financial data
for the Funds through
the fiscal period ended
June 30, 2001.

STOCK

prospectus

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Investor Shares And Admiral Shares
Prospectus

November 12, 2001

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard Total Stock Market Index Fund

     5 Vanguard 500 Index Fund

     8 Vanguard Extended Market Index Fund

    11 Vanguard Mid-Cap Index Fund

    14 Vanguard Small-Cap Index Fund

    17 Vanguard Value Index Fund

    20 Vanguard Small-Cap Value Index Fund

    23 Vanguard Growth Index Fund

    26 Vanguard Small-Cap Growth Index Fund

 29 MORE ON THE FUNDS

 35 THE FUNDS AND VANGUARD

 36 INVESTMENT ADVISER

 36 DIVIDENDS, CAPITAL GAINS, AND TAXES

 38 SHARE PRICE

 39 FINANCIAL HIGHLIGHTS

 48 INVESTING WITH VANGUARD

    48 Buying Shares

    50 Converting Shares

    51 Redeeming Shares

    52 Other Rules You Should Know

    55 Fund and Account Updates

    56 Contacting Vanguard

 58 VIPER SHARES

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for seven of the Funds. Please note that the Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

Investor Shares and Admiral Shares of Vanguard Total Stock Market Index Fund can be converted into an exchange-traded class of shares known as Total Stock Market VIPERs. A brief description of VIPER Shares and how to convert into them appears on pages 58 to 60 of this prospectus. A separate prospectus containing more information about Total Stock Market VIPERs is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).

A separate prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund). Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.

--------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.

FUND                                        SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund      The overall stock market
Vanguard 500 Index Fund                     Large-cap stocks
Vanguard Extended Market Index Fund         Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund                 Mid-cap stocks
Vanguard Small-Cap Index Fund               Small-cap stocks
Vanguard Value Index Fund                   Large-cap value stocks
Vanguard Small-Cap Value Index Fund         Small-cap value stocks
Vanguard Growth Index Fund                  Large-cap growth stocks
Vanguard Small-Cap Growth Index Fund        Small-cap growth stocks
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE-- VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              10.62%
                     1994              -0.17%
                     1995              35.79%
                     1996              20.96%
                     1997              30.99%
                     1998              23.26%
                     1999              23.81%
                     2000             -10.57%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -20.73%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000 or the fee imposed on purchases
      prior to 1995. If these amounts were reflected,
      returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).

3

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                 1 YEAR       5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock
       Market Index Fund
       Investor Shares**         -10.57%       16.68%            15.83%
      Wilshire 5000 Index        -10.99        16.66             16.01
      -------------------------------------------------------------------------
       *April 27, 1992.

      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the fee imposed on purchases prior to 1995. If these amounts were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None

Purchase Fee:                                             None*          None*

Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000):   $2.50/
                                                       quarter**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.18%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%          0.15%

 *The Fund reserves the right to impose a purchase fee in the future.
**The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $20       $64       $113       $255
Admiral Shares      15        48         85        192
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly    Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain
December; capital gains, if any, are  account balance and tenure requirements
distributed annually in December.      Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--TotSt
                                      Admiral Shares--TotStAdml
INCEPTION DATE
Investor Shares--April 27, 1992       VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--085
                                      Admiral Shares--585
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001                         CUSIP NUMBER
$24 billion                           Investor Shares--922908306
                                      Admiral Shares--922908728
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VTSMX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VTSAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) 500 INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              30.22%
                     1992               7.42%
                     1993               9.89%
                     1994               1.18%
                     1995              37.45%
                     1996              22.88%
                     1997              33.19%
                     1998              28.62%
                     1999              21.07%
                     2000              -9.06%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -20.49%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000. If the fee were reflected, returns
      would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.72% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS            10 YEARS
      -------------------------------------------------------------------------
      Vanguard 500 Index Fund
       Investor Shares*                -9.06%        18.31%             17.35%
      S&P 500 Index                    -9.10         18.33              17.46
      -------------------------------------------------------------------------
      *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None

Purchase Fee:                                             None*          None*

Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000):   $2.50/
                                                       quarter**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.16%          0.10%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.18%          0.12%

 *The Fund reserves the right to impose a purchase fee in the future.
**The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $18       $58      $101        $230
Admiral Shares      12        39        68         154
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

7

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly    Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain
December; capital gains, if any, are  account balance and tenure requirements
distributed annually in December.      Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--500
                                      Admiral Shares--500Adml
INCEPTION DATE
Investor Shares--August 31, 1976      VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--040
                                      Admiral Shares--540
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001                         CUSIP NUMBER
$91.5 billion                         Investor Shares--922908108
                                      Admiral Shares--922908710
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VFINX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VFIAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              41.85%
                     1992              12.47%
                     1993              14.49%
                     1994              -1.76%
                     1995              33.80%
                     1996              17.65%
                     1997              26.73%
                     1998               8.32%
                     1999              36.22%
                     2000             -15.55%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -23.97%. Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.

      ----------------------------------------------------

9

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                  1 YEAR         5 YEARS          10 YEARS
      -------------------------------------------------------------------------
      Vanguard Extended
       Market Index Fund
       Investor Shares*           -15.55%         13.19%            16.13%
      Wilshire 4500 Index         -15.95          12.75             15.84
      -------------------------------------------------------------------------

      *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000): $10/year**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.23%          0.17%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%          0.20%

  *The Fund reserves the right to impose a purchase fee in the future.

 **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $26       $80       $141       $318
Admiral Shares      20        64        113        255
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                   eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--December 21,      Investor Shares--Extnd
1987                               Admiral Shares--ExtndAdml
Admiral Shares--November 13, 2000
                                   VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS  Investor Shares--098
OF JUNE 30, 2001                   Admiral Shares--598
$5.1 billion
                                   CUSIP NUMBER
                                   Investor Shares--922908207
SUITABLE FOR IRAS                  Admiral Shares--922908694
Yes
                                   TICKER SYMBOL
MINIMUM INITIAL INVESTMENT         Investor Shares--VEXMX
 Investor Shares--$3,000; $1,000   Admiral Shares--VEXAX
for IRAs and custodial accounts
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

11

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999              15.32%
                     2000              18.10%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -15.65%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000. If these amounts were reflected,
      returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                         1 YEAR           SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Mid-Cap Index Fund
       Investor Shares**                 18.10%                16.13%
      S&P MidCap 400 Index               17.51                 15.40
      -------------------------------------------------------------------------

       *May 21, 1998.
      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.
                                                           INVESTOR     ADMIRAL
                                                             SHARES      SHARES
SHAREHOLDER FEES (fees paid directly from your investment)   ------      ------
Sales Charge (Load) Imposed on Purchases:                      None        None
Purchase Fee:                                                  None*       None*
Sales Charge (Load) Imposed on Reinvested Dividends:           None        None
Redemption Fee:                                                None        None
Exchange Fee:                                                  None        None
Account Maintenance Fee (for accounts under $10,000):      $10/year**      None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                          0.22%       0.18%
12b-1 Distribution Fee:                                        None        None
Other Expenses:                                               0.03%       0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                        0.25%       0.20%

 *The Fund reserves the right to impose a purchase fee in the future.

**The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $26       $80       $141       $318
Admiral Shares      20        64        113        255
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                   eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--May 21, 1998      Investor Shares--MidCp
Admiral Shares--November 12, 2001  Admiral Shares--MidCpAdml

                                   VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS  Investor Shares--859
OF JUNE 30, 2001                   Admiral Shares--5859
$2.4 billion
                                   CUSIP NUMBER
                                   Investor Shares--922908843
SUITABLE FOR IRAS                  Admiral Shares--922908645
Yes
                                   TICKER SYMBOL
MINIMUM INITIAL INVESTMENT         Investor Shares--VIMSX
 Investor Shares--$3,000; $1,000   Admiral Shares--Vxxxx
for IRAs and custodial accounts
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              45.26%
                     1992              18.20%
                     1993              18.70%
                     1994              -0.51%
                     1995              28.74%
                     1996              18.12%
                     1997              24.59%
                     1998              -2.61%
                     1999              23.13%
                     2000              -2.67%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -14.71%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000 or the fee imposed on purchases
      prior to April 1, 2000. If these amounts were
      reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991), and the lowest return for a quarter was -20.71% (quarter ended September 30, 2001).

15

      ------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------------
                                  1 YEAR          5 YEARS           10 YEARS
      ------------------------------------------------------------------------
      Vanguard Small-Cap
       Index Fund
       Investor Shares*           -2.67%           11.43%            16.19%
      Russell 2000 Index          -3.03            10.31             15.53
      ------------------------------------------------------------------------

      *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.

      ------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*

Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000): $10/year**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.16%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.04%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.27%          0.20%

 *The Fund reserves the right to impose a purchase fee in the future.

**The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $28       $87      $152        $343
Admiral Shares      20        64       113         255
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since 1989                    Investor Shares if you are no longer
                                   eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--October 3, 1960   Investor Shares--SmCap
Admiral Shares--November 13, 2000  Admiral Shares--SmCapAdml

NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF JUNE 30, 2001                   Investor Shares--048
$4.7 billion                       Admiral Shares--548

                                   CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922908702
Yes                                Admiral Shares--922908686

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--NAESX
for IRAs and custodial accounts    Admiral Shares--VSMAX
for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

17

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              18.35%
                     1994              -0.73%
                     1995              36.94%
                     1996              21.86%
                     1997              29.77%
                     1998              14.64%
                     1999              12.57%
                     2000               6.08%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -18.32%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000. If the fee were reflected, returns
      would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).

      ------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------------
                                 1 YEAR         5 YEARS       SINCE INCEPTION*
      ------------------------------------------------------------------------
      Vanguard Value Index
       Fund Investor Shares**     6.08%          16.70%            17.04%
      S&P 500/BARRA Value Index   6.08           16.81             17.17
      ------------------------------------------------------------------------
       *November 2, 1992.
      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
      ------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*

Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000):   $2.50/
                                                       quarter**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.20%          0.14%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%

 *The Fund reserves the right to impose a purchase fee in the future.
**The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55        96        217
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

19

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly    Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain
December; capital gains, if any, are  account balance and tenure requirements
distributed annually in December.      Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--Value
                                      Admiral Shares--ValAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--006
                                      Admiral Shares--506
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001                         CUSIP NUMBER
$5.1 billion                          Investor Shares--922908405
                                      Admiral Shares--922908678
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIVAX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VVIAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999               3.35%
                     2000              21.88%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -6.32%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000 or the fee imposed on purchases.
      If these amounts were reflected, returns would be
      less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999), and the lowest return for a quarter was -16.63% (quarter ended September 30, 2001).

21

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                            1 YEAR         SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Value
       Index Fund**                         21.27%               3.61%
      S&P SmallCap 600/BARRA
       Value Index                          20.86                2.99
      -------------------------------------------------------------------------
       *May 21, 1998.

      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 but do reflect the fee of 0.50% imposed on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                      0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.21%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $78        $136       $201         $392
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa., since inception                SmVal

                                    VANGUARD FUND NUMBER
INCEPTION DATE                      860
May 21, 1998
                                    CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS   922908793
OF JUNE 30, 2001
$836 million                        TICKER SYMBOL
                                    VISVX
SUITABLE FOR IRAS
Yes

--------------------------------------------------------------------------------

23

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993               1.53%
                     1994               2.89%
                     1995              38.06%
                     1996              23.74%
                     1997              36.34%
                     1998              42.21%
                     1999              28.76%
                     2000             -22.21%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -22.92%. Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.

      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                 1 YEAR         5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Growth Index
       Fund Investor Shares**    -22.21%         19.17%            16.90%
      S&P 500/BARRA Growth
       Index                     -22.08          19.18             17.01
      -------------------------------------------------------------------------
       *November 2, 1992.
      **Return  figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None

Purchase Fee:                                             None*          None*

Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000):    $2.50/
                                                       quarter**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.20%          0.14%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%

 *The Fund reserves the right to impose a purchase fee in the future.

**The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

25

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55        96        217
---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly    Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain
December; capital gains, if any, are  account balance and tenure requirements
distributed annually in December.      Admiral Shares--Will be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa., since inception                  NEWSPAPER ABBREVIATION
                                      Investor Shares--Growth
                                      Admiral Shares--GrwthAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--009
                                      Admiral Shares--509
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001                         CUSIP NUMBER
$10.8 billion                         Investor Shares--922908504
                                      Admiral Shares--922908660
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIGRX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VIGAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999              19.80%
                     2000               1.59%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001, was
      -17.50%. Return figures do not reflect the account
      maintenance fee imposed on accounts with balances of
      less than $10,000 or the fee imposed on purchases.
      If these amounts were reflected, returns would be
      less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).

27

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                            1 YEAR         SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Growth
       Index Fund**                          1.08%               5.60%
      S&P SmallCap 600/BARRA
       Growth Index                          0.57                5.24
      -------------------------------------------------------------------------
       *May 21, 1998.

      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 but do reflect the fee of 0.50% imposed on purchases.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                      0.50%*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $78        $136       $201         $392
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa., since inception                SmGth

                                    VANGUARD FUND NUMBER
INCEPTION DATE                      861
May 21, 1998
                                    CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS   922908827
OF JUNE 30, 2001
$449 million                        TICKER SYMBOL
                                    VISGX
SUITABLE FOR IRAS
Yes

--------------------------------------------------------------------------------

29

MORE ON THE FUNDS
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,300 separate stocks as of June 30, 2001), many funds tracking these larger indexes use a

"sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of June 30, 2001.

      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,443            6,334
      500                          507              500
      Extended Market            3,053            5,843
      Mid-Cap                      405              400
      Small-Cap                  2,190            2,000
      Value                        349              345
      Small-Cap Value              387              382
      Growth                       156              154
      Small-Cap Growth             218              218
      --------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

31

MARKET EXPOSURE
The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $12 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $12 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2000)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.9    11.1     11.2       11.2
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential to be more volatile than the broader market.

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] Each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Because of the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in stock futures and options contracts, warrants, convertible securities, and

33

swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

PURCHASE AND ACCOUNT MAINTENANCE FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company stocks. Purchase fees ensure that trading costs are borne by the shareholders responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing.

35

The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 64%; for all domestic stock funds, the average turnover rate was approximately 114%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

PENDING LEGAL PROCEEDINGS

On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The court issued a ruling on April 25, 2001. The ruling does not affect existing or prospective shareholders of the Funds' conventional share classes, including those described in this prospectus. In addition, the ruling does not require Vanguard or the Funds to pay any damages. The ruling does prevent certain Funds that track Standard & Poor's indexes from issuing an exchange-traded class of shares. Vanguard is appealing the court's ruling.

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, and the six-month period ended June 30, 2001, the advisory expenses of the U.S. Stock Index Funds represented an effective annual rate of less than 0.005% (less than 0.02% for Small-Cap Value and Small-Cap Growth Index Funds) of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

37

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

39

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The financial highlights table for the Mid-Cap Index Fund presents information for the Fund's Investor Shares only, because Admiral Shares were not available during the periods shown. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have these annual reports sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund Investor Shares as an example. The Fund began the six months ended June 30, 2001, with a net asset value (price) of $29.26 per share. During the period, the Fund earned $0.142 per share from investment income (interest and dividends). There was a decline of $1.82 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.678 from investment operations.

Shareholders received $0.132 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $27.45, reflecting losses of $1.678 per share and distributions of $0.132 per share. This was a decrease of $1.81 per share (from $29.26 at the beginning of the period to $27.45 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -5.71% for the period.

As of June 30, 2001, the Fund had $16 billion in net assets. For the period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.02% of its average net assets. It sold and replaced securities valued at an annualized rate of 8% of its net assets.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                 VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $29.26    $33.22        $27.42       $22.64       $17.77       $15.04
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .142      .331          .317         .336         .319          .29
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.820)   (3.815)        6.133        4.898        5.143         2.84
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations               (1.678)   (3.484)        6.450        5.234        5.462         3.13
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.132)    (.336)        (.330)       (.329)       (.322)        (.29)
 Distributions from
  Realized Capital Gains         --     (.140)        (.320)       (.125)       (.270)        (.11)
                        ---------------------------------------------------------------------------
   Total Distributions        (.132)    (.476)        (.650)       (.454)       (.592)        (.40)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $27.45    $29.26        $33.22       $27.42       $22.64       $17.77
===================================================================================================

TOTAL RETURN**               -5.71%   -10.57%        23.81%       23.26%       30.99%       20.96%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)           $15,969   $16,856       $18,133       $9,308       $5,092       $3,531
 Ratio of Total
  Expenses to Average
  Net Assets                 0.20%+     0.20%         0.20%        0.20%        0.20%        0.22%
 Ratio of Net
  Investment Income to
  Average Net Assets         1.02%+     1.04%         1.15%        1.44%        1.65%        1.86%
 Turnover Rate                 8%+^        7%            3%           3%           2%           3%
===================================================================================================

 *Unaudited.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.
 ^The turnover rate excluding in-kind redemptions was 1%.

-------------------------------------------------------------------------
                                  VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED     NOVEMBER 13** TO
                                     JUNE 30, 2001*    DECEMBER 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $29.26               $30.22
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .148                 .049
 Net Realized and Unrealized Gain
  (Loss) on Investments                      (1.820)               (.830)
                                        ---------------------------------
   Total from Investment
    Operations                               (1.672)               (.781)
                                        ---------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.138)               (.099)
 Distributions from
  Realized Capital Gains                         --                (.080)
                                        ---------------------------------
   Total Distributions                        (.138)               (.179)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                      $27.45               $29.26
=========================================================================

TOTAL RETURN                                 -5.69%               -2.55%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                          $3,451               $2,104
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.15%+               0.15%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.06%+               1.23%+
 Turnover Rate                                 8%+^                   7%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.
 ^The turnover rate excluding in-kind redemptions was 1%.

41

---------------------------------------------------------------------------------------------------
                                                 VANGUARD 500 INDEX FUND INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR          $121.86   $135.33       $113.95      $ 90.07       $69.17       $57.60
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .60      1.29         1.370         1.33         1.31         1.28
 Net Realized and
  Unrealized Gain
  (Loss) on Investments       (8.87)   (13.46)       22.415        24.30        21.50        11.82
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations                (8.27)   (12.17)       23.785        25.63        22.81        13.10
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income            (.57)    (1.30)       (1.410)       (1.33)       (1.32)       (1.28)
 Distributions from
  Realized Capital Gains         --        --         (.995)        (.42)        (.59)        (.25)
                        ---------------------------------------------------------------------------
   Total Distributions         (.57)    (1.30)       (2.405)       (1.75)       (1.91)       (1.53)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                    $113.02   $121.86       $135.33      $113.95       $90.07       $69.17
===================================================================================================

TOTAL RETURN**               -6.77%    -9.06%        21.07%       28.62%       33.19%       22.88%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)           $78,610   $88,240      $104,652      $74,229      $49,358      $30,332
 Ratio of Total
  Expenses to Average
  Net Assets                 0.18%+     0.18%         0.18%        0.18%        0.19%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets         1.05%+     0.98%         1.13%        1.35%        1.66%        2.04%
 Turnover Rate^                 4%+        9%            6%           6%           5%           5%
===================================================================================================

 *Unaudited.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.
 ^Turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%, 3%, and 2%, respectively.

-------------------------------------------------------------------------
                                                 VANGUARD 500 INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED     NOVEMBER 13** TO
                                     JUNE 30, 2001*    DECEMBER 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                        $121.87              $124.88
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .641                 .179
 Net Realized and Unrealized
  Gain (Loss) on Investments                 (8.889)              (2.808)
                                      -----------------------------------
   Total from Investment
    Operations                               (8.248)              (2.629)
                                      -----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.602)               (.381)
 Distributions from
  Realized Capital Gains                         --                   --
                                      -----------------------------------
   Total Distributions                        (.602)               (.381)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                     $113.02              $121.87
=========================================================================

TOTAL RETURN                                 -6.75%               -2.10%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                         $12,872               $8,237
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.12%+               0.12%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.11%+               1.03%+
 Turnover Rate^                                 4%+                   9%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.
 ^Turnover rates excluding in-kind redemptions were 3% and 7%, respectively.

--------------------------------------------------------------------------------------------------
                                                   VANGUARD EXTENDED MARKET INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $26.61    $37.07       $30.63       $30.76       $26.20       $24.07
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .09      .274         .297         .388         .351          .34
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments                 (1.19)   (6.041)      10.101        2.025        6.479         3.85
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                (1.10)   (5.767)      10.398        2.413        6.830         4.19
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.263)       (.318)       (.373)       (.360)        (.34)
 Distributions from
  Realized Capital
  Gains                        (.81)   (4.430)      (3.640)      (2.170)      (1.910)       (1.72)
                        --------------------------------------------------------------------------
   Total Distributions         (.81)   (4.693)      (3.958)      (2.543)      (2.270)       (2.06)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $24.70    $26.61       $37.07       $30.63       $30.76       $26.20
==================================================================================================

TOTAL RETURN**               -3.69%   -15.55%       36.22%        8.32%       26.73%       17.65%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,449    $3,881       $4,221       $2,939       $2,723       $2,099
 Ratio of Total
  Expenses to Average
  Net Assets                 0.25%+     0.25%        0.25%        0.23%        0.23%        0.25%
 Ratio of Net
  Investment Income to
  Average Net Assets         0.76%+     0.81%        1.04%        1.21%        1.30%        1.42%
 Turnover Rate                 22%+       33%          26%          27%          15%          22%
==================================================================================================

 *Unaudited.
**Total return figures do not reflect the fee on purchases imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

-------------------------------------------------------------------------
                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED    NOVEMBER 13** TO
                                      JUNE 30, 2001*   DECEMBER 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $26.61              $31.89
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .10                .050
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                        (1.19)             (1.736)
                                       ----------------------------------
   Total from Investment
    Operations                                 (1.09)             (1.686)
                                       ----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                               --               (.274)
 Distributions from
  Realized Capital Gains                        (.81)             (3.320)
                                       ----------------------------------
   Total Distributions                          (.81)             (3.594)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $24.71              $26.61
=========================================================================

TOTAL RETURN                                  -3.65%              -4.30%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $706                $441
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.20%+              0.20%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          0.79%+              1.23%+
 Turnover Rate                                  22%+                 33%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

43

-----------------------------------------------------------------------------
                                              VANGUARD MID-CAP INDEX FUND
                                                    INVESTOR SHARES
                                                YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ---------------------------------
                            JUNE 30, 2001*    2000         1999       1998**
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $12.21  $11.30       $10.79       $10.00
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .05    .071         .073         .053
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                .04   1.897        1.448         .840
                                   ------------------------------------------
   Total from Investment
    Operations                         .09   1.968        1.521         .893
                                   ------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --   (.078)       (.076)       (.053)
 Distributions from
  Realized Capital Gains              (.21)  (.980)       (.935)       (.050)
                                   ------------------------------------------
   Total Distributions                (.21) (1.058)      (1.011)       (.103)
-----------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                          $12.09  $12.21       $11.30       $10.79
=============================================================================

TOTAL RETURN+                        0.97%  18.10%       15.32%        8.55%
=============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                 $2,036  $1,614         $605         $206
 Ratio of Total
  Expenses to Average
  Net Assets                        0.25%^   0.25%        0.25%       0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.83%^   0.90%        0.99%       1.19%^
 Turnover Rate                        19%^     51%          38%          44%
=============================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect the fee on purchases imposed prior to March 1, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.

--------------------------------------------------------------------------------------------------
                                                     VANGUARD SMALL-CAP INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $19.44    $23.60       $21.20       $23.75       $20.23       $18.61
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .10      .270         .256         .311         .277          .26
 Net Realized and
  Unrealized Gain (Loss)
  on Investments               1.37    (1.145)       4.491       (1.007)       4.632         3.07
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                 1.47     (.875)       4.747        (.696)       4.909         3.33
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.260)       (.267)       (.304)       (.274)        (.27)
 Distributions from
  Realized Capital
  Gains                          --    (3.025)      (2.080)      (1.550)      (1.115)       (1.44)
                        --------------------------------------------------------------------------
   Total Distributions           --    (3.285)      (2.347)      (1.854)      (1.389)       (1.71)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $20.91    $19.44       $23.60       $21.20       $23.75       $20.23
==================================================================================================

TOTAL RETURN**                7.56%    -2.67%       23.13%       -2.61%       24.59%       18.12%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,712    $3,577       $3,553       $2,768       $2,652       $1,713
 Ratio of Total
  Expenses to Average
  Net Assets                 0.27%+     0.27%        0.25%        0.24%        0.23%        0.25%
 Ratio of Net
  Investment Income to
  Average Net Assets         0.93%+     1.17%        1.25%        1.39%        1.38%        1.51%
 Turnover Rate                 63%+       49%          42%          35%          29%          28%
==================================================================================================

 *Unaudited.
**Total return figures do not reflect the fee on purchases imposed prior to April 1, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

-------------------------------------------------------------------------
                                           VANGUARD SMALL-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED        NOV. 13** TO
                                      JUNE 30, 2001*       DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $19.44              $22.40
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .11                .053
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                         1.37                .062
                                           ------------------------------
   Total from Investment
    Operations                                  1.48                .115
                                           ------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                               --               (.265)
 Distributions from
  Realized Capital Gains                          --              (2.810)
                                           ------------------------------
   Total Distributions                            --              (3.075)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $20.92              $19.44
=========================================================================

TOTAL RETURN                                   7.61%               1.75%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $496                $252
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.20%+              0.20%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          0.97%+              1.79%+
 Turnover Rate                                  63%+                 49%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

--------------------------------------------------------------------------------------------------
                                                        VANGUARD VALUE INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $22.87    $22.89       $22.51       $20.85       $17.02       $14.79
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .16      .355         .355         .366          .38          .37
 Net Realized and
  Unrealized Gain
  (Loss) on Investments        (.77)     .963        2.342        2.647         4.57         2.81
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                 (.61)    1.318        2.697        3.013         4.95         3.18
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income            (.15)    (.358)       (.362)       (.363)        (.37)        (.38)
 Distributions from
  Realized Capital Gains       (.87)    (.980)      (1.955)       (.990)        (.75)        (.57)
                        --------------------------------------------------------------------------
   Total Distributions        (1.02)   (1.338)      (2.317)      (1.353)       (1.12)        (.95)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $21.24    $22.87       $22.89       $22.51       $20.85       $17.02
==================================================================================================

TOTAL RETURN**               -2.46%     6.08%       12.57%       14.64%       29.77%       21.86%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,475    $3,450       $3,378       $2,421       $1,796       $1,016
 Ratio of Total
  Expenses to Average
  Net Assets                 0.22%+     0.22%        0.22%        0.22%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets         1.47%+     1.60%        1.59%        1.72%        2.05%        2.54%
 Turnover Rate                 41%+       37%          41%          33%          25%          29%
==================================================================================================

 *Unaudited.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

45

-------------------------------------------------------------------------
                                               VANGUARD VALUE INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED        NOV. 13** TO
                                      JUNE 30, 2001*       DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $22.87              $22.86
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .165                .045
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                        (.770)               .635
                                      -----------------------------------
   Total from
    Investment Operations                      (.605)               .680
                                      -----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                            (.155)              (.100)
 Distributions from
  Realized Capital Gains                       (.870)              (.570)
                                      -----------------------------------
   Total Distributions                        (1.025)              (.670)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $21.24              $22.87
=========================================================================

TOTAL RETURN                                  -2.43%               3.13%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $535                $248
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.17%+              0.17%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          1.52%+              0.19%+
 Turnover Rate                                  41%+                 37%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

--------------------------------------------------------------------------------
                            VANGUARD SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
                                                   YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ------------------------------------
                            JUNE 30, 2001*       2000        1999        1998**
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $ 9.65      $8.45       $8.74        $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .04       .084        .065          .045
 Net Realized and
  Unrealized Gain
  (Loss) on Investments               1.09      1.698        .210        (1.250)
                                  ----------------------------------------------
   Total from
    Investment Operations             1.13      1.782        .275        (1.205)
                                  ----------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --      (.082)      (.070)        (.055)
 Distributions from
  Realized Capital Gains              (.44)     (.500)      (.495)           --
                                  ----------------------------------------------
   Total Distributions                (.44)     (.582)      (.565)        (.055)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $10.34      $9.65       $8.45        $ 8.74
================================================================================

TOTAL RETURN+                       12.37%     21.88%       3.35%       -12.47%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                   $626       $317        $204          $113
 Ratio of Total
  Expenses to Average
  Net Assets                        0.27%^      0.27%       0.25%        0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.95%^      1.16%       0.96%        1.13%^
 Turnover Rate                        67%^        82%         80%           53%
================================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.

---------------------------------------------------------------------------------------------------
                                                        VANGUARD GROWTH INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $30.57    $39.43        $31.67       $22.53       $16.90       $13.97
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .069      .126          .207         .230          .23          .22
 Net Realized and
  Unrealized Gain
  (Loss) on Investments      (3.479)   (8.861)        8.821        9.244         5.88         3.07
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations               (3.410)   (8.735)        9.028        9.474         6.11         3.29
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.070)    (.125)        (.228)       (.219)        (.23)        (.22)
 Distributions from
  Realized Capital Gains         --        --        (1.040)       (.115)        (.25)        (.14)
                        ---------------------------------------------------------------------------
   Total Distributions        (.070)    (.125)       (1.268)       (.334)        (.48)        (.36)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $27.09    $30.57        $39.43       $31.67       $22.53       $16.90
===================================================================================================

TOTAL RETURN**              -11.14%   -22.21%        28.76%       42.21%       36.34%       23.74%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $9,052   $11,162       $15,232       $6,644       $2,365         $787
 Ratio of Total
  Expenses to Average
  Net Assets                 0.22%+     0.22%         0.22%        0.22%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets         0.49%+     0.33%         0.64%        0.92%        1.19%        1.57%
 Turnover Rate                 38%+       33%           33%          29%          26%          29%
===================================================================================================

 *Unaudited.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

-------------------------------------------------------------------------
                                              VANGUARD GROWTH INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED         NOV. 13** TO
                                     JUNE 30, 2001*        DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $30.57               $33.12
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .075                 .024
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                      (3.479)              (2.536)
                                          -------------------------------
   Total from
    Investment Operations                    (3.404)              (2.512)
                                          -------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.076)               (.038)
 Distributions from
  Realized Capital Gains                         --                   --
                                          -------------------------------
   Total Distributions                        (.076)               (.038)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                      $27.09               $30.57
=========================================================================
TOTAL RETURN                                -11.12%               -7.59%
=========================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                            $884                 $709
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.17%+               0.17%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         0.54%+               0.56%+
 Turnover Rate                                 38%+                  33%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

47

--------------------------------------------------------------------------------
                           VANGUARD SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
                                                   YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ------------------------------------
                            JUNE 30, 2001*       2000         1999       1998**
--------------------------------------------------------------------------------
NET ASSET VALUE,                    $10.97     $11.38       $ 9.53       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  --       .009         .025          .03
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                 --       .154        1.860         (.47)
                               -------------------------------------------------
   Total from
    Investment Operations               --       .163        1.885         (.44)
                               -------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --      (.003)       (.035)        (.03)
 Distributions from
  Realized Capital Gains                --      (.570)          --           --
                               -------------------------------------------------
   Total Distributions                  --      (.573)       (.035)        (.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                          $10.97     $10.97       $11.38       $ 9.53
================================================================================

TOTAL RETURN+                        0.00%      1.59%       19.80%       -4.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                   $360       $356         $167          $90
 Ratio of Total
  Expenses to Average
  Net Assets                        0.27%^      0.27%        0.25%       0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.07%^      0.03%        0.33%       0.63%^
 Turnover Rate                        82%^       136%          82%          77%
================================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

49


PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:

 Total Stock Market Index Fund--None
 500 Index Fund--None
 Extended Market Index Fund--None
 Mid-Cap Index Fund--None
 Small-Cap Index Fund--None
 Value Index Fund--None
 Small-Cap Value Index Fund--0.50%
 Growth Index Fund--None
 Small-Cap Growth Index Fund--0.50%

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

51

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.

^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.

53

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
- Primary Social Security or employer identification number. - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
-    Signature guarantees, if required for the type of transaction.*

-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY MARKET-FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

55

LOW-BALANCE ACCOUNTS

All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard U.S. Stock Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange, or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account information
- For most Admiral transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

57

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS

Please use the specific fund number when contacting us about Vanguard U.S. Stock Index Funds Investor Shares or Admiral Shares:

 Total Stock Market Index--085 (Investor Shares) or 585 (Admiral Shares) 500 Index--040 (Investor Shares) or 540 (Admiral Shares)
 Extended Market Index--098 (Investor Shares) or 598 (Admiral Shares)

 Mid-Cap Index--859 (Investor Shares) or 5859 (Admiral Shares)

 Small-Cap Index--048 (Investor Shares) or 548 (Admiral Shares)
 Value Index--006 (Investor Shares) or 506 (Admiral Shares)
 Small-Cap Value Index--860 (Investor Shares only)
 Growth Index--009 (Investor Shares) or 509 (Admiral Shares)
 Small-Cap Growth Index--861 (Investor Shares only)





"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/BARRA Value," "S&P SmallCap 600/BARRA Growth," "S&P 500/BARRA Value," and "S&P 500/BARRA Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 35.

VIPER Shares
In addition to Investor Shares and Admiral Shares, Vanguard Total Stock Market Index Fund offers a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Investor Shares or Admiral Shares of Vanguard Total Stock Market Index Fund, you may convert those shares into Total Stock Market VIPERs.
     Although Total Stock Market VIPERs represent an investment in the same portfolio of securities as Investor Shares and Admiral Shares of Vanguard Total Stock Market Index Fund, the VIPER Shares have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares into VIPER Shares. The following material summarizes key information about Total Stock Market VIPERs. A separate prospectus with more complete information about Total Stock Market VIPERs is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES
Investor Shares and Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because Total Stock Market VIPERs will be listed for trading on the AMEX. Investors can purchase and sell Total Stock
Market VIPERs on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of Vanguard Total Stock Market Index Fund's portfolio securities and the supply of and demand for Total Stock Market VIPERs. The market price of VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES
Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring Total Stock Market VIPERs, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell Total Stock Market VIPERs in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy Total Stock Market VIPERs and receive less than NAV when you sell those shares.
     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of Vanguard Total Stock Market Index Fund, you can convert those shares into Total Stock Market VIPERs of equivalent value--but you cannot convert back. Under the heading "Conversions," there is a discussion of the conversion process.

59

     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers; (ii) in blocks of 50,000 VIPER Shares, known as Creation Units; and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS
VIPER Shares issued by Vanguard Total Stock Market Index Fund are subject to the same risks as conventional shares of the Fund. Because of their unique features, VIPER Shares also are subject to the following risks:
- The market price of the Fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.
- Trading of the Fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large declines in stock prices) halts stock trading generally.

FEES AND EXPENSES
When you buy and sell Total Stock Market VIPERs through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares into VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the current fiscal year, the total annual operating expenses (the expense ratio) for Total Stock Market VIPERs are expected to represent 0.15% of the Fund's average net assets.

ACCOUNT SERVICES
Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from Vanguard Total Stock Market Index Fund. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS
Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund may convert those shares into Total Stock Market VIPERs of equivalent value. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of Vanguard Total Stock Market Index Fund into VIPER Shares:
- The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process a conversion request either on the day it is received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the Fund.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard  U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual
reports to shareholders.  In the
Funds' annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE,
PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-2652


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P040 112001

                                            VANGUARD(R) INSTITUTIONAL INDEX FUND

                                            VANGUARD(R) U.S. STOCK INDEX FUNDS

                                INSTITUTIONAL SHARES & INSTITUTIONAL PLUS SHARES NOVEMBER 12, 2001

This prospectus
contains financial data
for the Funds through
the fiscal period ended
June 30, 2001.

STOCK

prospectus

                                               VANGUARD INSTITUTIONAL INDEX FUND

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD INSTITUTIONAL INDEX FUND
VANGUARD U.S. STOCK INDEX FUNDS

Institutional Shares and Institutional Plus Shares
Prospectus
November 12, 2001

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILES

     1 Vanguard Institutional Index Fund

     4 Vanguard Total Stock Market Index Fund

     6 Vanguard Extended Market Index Fund

     9 Vanguard Mid-Cap Index Fund

    12 Vanguard Small-Cap Index Fund

    15 Vanguard Value Index Fund

    18 Vanguard Small-Cap Value Index Fund

    21 Vanguard Growth Index Fund

    24 Vanguard Small-Cap Growth Index Fund

 27 MORE ON THE FUNDS

 33 THE FUNDS AND VANGUARD

 33 INVESTMENT ADVISER

 34 DIVIDENDS, CAPITAL GAINS, AND TAXES

 36 SHARE PRICE

 37 FINANCIAL HIGHLIGHTS

 43 INVESTING WITH VANGUARD

    43 Buying Shares

    44 Redeeming Shares

    46 Other Rules You Should Know

    49 Fund and Account Updates

    50 Contacting Vanguard

 52 VIPER SHARES

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

This prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund) as well as Institutional Plus Shares for Vanguard Institutional Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million. For Institutional Plus Shares, the investment minimum is $200 million.

A separate prospectus offers Investor Shares for all of the Vanguard U.S. Stock Index Funds (except Vanguard Institutional Index Fund) as well as Admiral Shares for seven of the Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

Institutional Shares of Vanguard Total Stock Market Index Fund can be converted into an exchange-traded class of shares known as Total Stock Market VIPERs. A brief description of VIPER Shares and how to convert into them appears on pages 52 to 54 of this prospectus. A separate prospectus containing more information about Total Stock Market VIPERs is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).

The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.

--------------------------------------------------------------------------------

1

FUND PROFILE--VANGUARD(R) INSTITUTIONAL INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another over the past ten years. The table shows how average annual total returns for the Fund compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: The Fund's Institutional Plus Shares perform almost the same as the Fund's Institutional Shares. The two share classes invest in the same portfolio of securities so their returns differ only to the extent that their operating expenses differ.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1991              30.34%
                     1992               7.54%
                     1993              10.02%
                     1994               1.31%
                     1995              37.60%
                     1996              23.06%
                     1997              33.36%
                     1998              28.79%
                     1999              21.17%
                     2000              -8.95%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.43%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.43% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.69% (quarter ended September 30, 2001).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------

                                           1 YEAR   5 YEARS      10 YEARS
      -------------------------------------------------------------------
      Vanguard Institutional Index Fund
       Institutional Shares                 -8.95%   18.45%      17.49%
      S&P 500 Index                         -9.10    18.33       17.46
      -------------------------------------------------------------------

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------

                                                1 YEAR   SINCE INCEPTION*
      -------------------------------------------------------------------
      Vanguard Institutional Index Fund
       Institutional Plus Shares                -8.92%        12.89%
      S&P 500 Index                             -9.10         12.71
      -------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                           INSTITUTIONAL        INSTITUTIONAL
                                                  SHARES          PLUS SHARES
                                                  ------          -----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:           None                 None

Purchase Fee:                                       None*                None*

Sales Charge (Load) Imposed on
Reinvested Dividends:                               None                 None
Redemption Fee:                                     None                 None
Exchange Fee:                                       None                 None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                               0.05%               0.025%
12b-1 Distribution Fee:                             None                 None
Other Expenses:                                       0%                   0%
 TOTAL ANNUAL FUND OPERATING EXPENSES:             0.05%               0.025%

*The Fund reserves the right to impose a purchase fee in the future.

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------------
                           1 YEAR  3 YEARS   5 YEARS    10 YEARS
-----------------------------------------------------------------
Institutional Shares         $5      $16       $28        $64
Institutional Plus Shares     3        8        14         32
-----------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March, Institutional Shares--InstIdx June, September, and December; capital gains, Institutional Plus
if any, are distributed annually in December.   Shares--InstPlus

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         Institutional Shares--094
since inception                                Institutional Plus Shares--854

INCEPTION DATE                                 CUSIP NUMBER
Institutional Shares--July 31, 1990            Institutional Shares--922040100
Institutional Plus Shares--July 7, 1997        Institutional Plus
                                               Shares--922040209
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001                                  TICKER SYMBOL
$36 billion                                    Institutional Shares--VINIX
                                               Institutional Plus Shares--VIIIX

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998              23.37%
                     1999              23.93%
                     2000             -10.46%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.68%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.90% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market Index
       Fund Institutional Shares                    -10.46%        12.05%
      Wilshire 5000 Index                           -10.99         11.83
      -------------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------------

5

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.06%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.08%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $8          $26        $44         $98
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStInst
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908801

INCEPTION DATE                                     TICKER SYMBOL
April 27, 1992; Institutional Shares added         VITSX
July 7, 1997

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$24 billion

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998               8.45%
                     1999              36.45%
                     2000             -15.41%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -23.92%. Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      ----------------------------------------------------

7

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.63% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.04% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                             1 YEAR        SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Extended Market
       Index Fund Institutional
       Shares**                              -15.41%             10.13%
      Wilshire 4500 Index                    -15.95               9.82
      -------------------------------------------------------------------------
       *July 7, 1997.

      **Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $10         $32        $56         $128
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               ExtndInst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         856
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908884
December 21, 1987; Institutional Shares added
July 7, 1997                                   TICKER SYMBOL
                                               VIEIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$5.1 billion

--------------------------------------------------------------------------------

9

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              15.41%
                     2000              18.39%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -15.62%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.26% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.50% (quarter ended September 30, 2001).

                                                                              10
      ------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------
                                            1 YEAR    SINCE INCEPTION*
      ------------------------------------------------------------------
      Vanguard Mid-Cap Index Fund
       Institutional Shares                  18.39%         16.30%
      S&P MidCap 400 Index                   17.51          15.40
      ------------------------------------------------------------------
      *May 21, 1998.
      ------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $10         $32        $56          $128
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpInst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   864
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908835
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VMCIX
JUNE 30, 2001
$2.4 billion

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1998              -2.50%
                     1999              23.33%
                     2000              -2.56%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -14.61%. Return figures do not reflect the fee
      imposed on purchases prior to April 1, 2000. If the
      fee were reflected, returns would be less than those
      shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 18.64% (quarter ended December 31, 1999), and the lowest return for a quarter was -20.69% (quarter ended September 30, 2001).

13

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                           1 YEAR         SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Index
       Fund Institutional
       Shares**                            -2.56%               7.95%
      Russell 2000 Index                   -3.03                7.18
      -------------------------------------------------------------------------
       *July 7, 1997.

      **Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.11%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $13         $42        $73         $166
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapInst

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     857
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908876
October 3, 1960; Institutional Shares added
July 7, 1997                                     TICKER SYMBOL
                                                 VSCIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$4.7 billion

--------------------------------------------------------------------------------

15

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              12.67%
                     2000               6.19%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -18.24%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.78% (quarter ended June 30, 1999), and the lowest return for a quarter was -16.24% (quarter ended September 30, 2001).

      -------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------
                                            1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------
      Vanguard Value Index Fund
       Institutional Shares                  6.19%           7.74%
      S&P 500/BARRA Value Index              6.08            7.69
      -------------------------------------------------------------------
      *July 2, 1998.
      -------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $12         $39        $68          $154
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $5.1 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         ValueInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 867
November 2, 1992; Institutional Shares added
July 2, 1998                                   CUSIP NUMBER
                                               922908850

                                               TICKER SYMBOL
                                               VIVIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in the one full calendar year since inception of the Institutional Shares. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     2000              22.04%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -6.22%. Return figures do not reflect the fee of 0.50% imposed on purchases. If the fee were reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 13.25% (quarter ended June 30, 2001), and the lowest return for a quarter was -16.54% (quarter ended September 30, 2001).

19

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                                1 YEAR      SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Value Index
       Fund Institutional Shares**               21.43%           23.17%
      S&P SmallCap 600/BARRA Value Index         20.86            22.47
      -------------------------------------------------------------------------
       *December 7, 1999.

      **Return figures reflect the fee of 0.50% imposed on  purchases.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                      0.50%*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.09%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $63         $92       $123         $216
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Distributed annually in December          SmValInst

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,    865
since inception
                                          CUSIP NUMBER
INCEPTION DATE                            922908785
May 21, 1998; Institutional Shares added
December 7, 1999                          TICKER SYMBOL
                                          VSIIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$836 million

--------------------------------------------------------------------------------

21

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Institutional Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Institutional Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              28.91%
                     2000             -22.14%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended Septemer 30, 2001,
      was -22.85%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.44% (quarter ended March 31, 2001).

      ------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------
                                            1 YEAR    SINCE INCEPTION*
      ------------------------------------------------------------------
      Vanguard Growth Index Fund
       Institutional Shares                 -22.14%         7.58%
      S&P 500/BARRA Growth Index            -22.08          7.35
      ------------------------------------------------------------------
      *May 14, 1998.
      ------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $12         $39        $68         $154
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

23

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $10.8 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         GrowthInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 868
November 2, 1992; Institutional Shares added
May 14, 1998                                   CUSIP NUMBER
                                               922908868

                                               TICKER SYMBOL
                                               VIGIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Investor Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares don't have a full calendar year of performance. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 40%]
                     1999              19.80%
                     2000               1.59%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -17.50%. Return figures do not reflect the fee of 0.50% imposed on purchases. If the fee were reflected, returns would be less than those shown.

      ----------------------------------------------------

25

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                                  1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Growth Index
       Fund Investor Shares**                      1.08%           5.60%
      S&P SmallCap 600/BARRA Growth Index          0.57            5.24
      -------------------------------------------------------------------------
       *May 21, 1998.

      **Return figures reflect the fee of 0.50% imposed on purchases.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                      0.50%*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.13%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $63         $92       $123         $216
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                NEWSPAPER ABBREVIATION
Distributed annually in December           SmGthInst

INVESTMENT ADVISER                         VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,     866
since inception
                                           CUSIP NUMBER
INCEPTION DATE                             922908819
May 21, 1998; Institutional Shares added
May 24, 2000                               TICKER SYMBOL
                                           VSGIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$449 million

--------------------------------------------------------------------------------

27

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,300 separate stocks as of June 30, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of June 30, 2001.

      -----------------------------------------------------------
                                  NUMBER OF   NUMBER OF STOCKS IN
      VANGUARD INDEX FUND        STOCKS HELD     TARGET INDEX
      -----------------------------------------------------------
      Institutional                   506              500
      Total Stock Market            3,443            6,334
      Extended Market               3,053            5,843
      Mid-Cap                         405              400
      Small-Cap                     2,190            2,000
      Value                           349              345
      Small-Cap Value                 387              382
      Growth                          156              154
      Small-Cap Growth                218              218
      -----------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

29

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $12 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $12 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2000)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%    19.9%      17.8%
Worst                -43.1    -12.4     -0.8        3.1
Average               12.9     11.1     11.2       11.2
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential to be more volatile than the broader market.

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] Each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Because of the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for

31

another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

PURCHASE FEE
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company stocks. Purchase fees ensure that trading costs are borne by the shareholders responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 64%; for all domestic stock funds, the average turnover rate was approximately 114%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

33

PENDING LEGAL PROCEEDINGS

On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The court issued a ruling on April 25, 2001. The ruling does not affect existing or prospective shareholders of the Funds' conventional share classes, including those described in this prospectus. In addition, the ruling does not require Vanguard or the Funds to pay any damages. The ruling does prevent certain Funds that track Standard & Poor's indexes from issuing an exchange-traded class of shares. Vanguard is appealing the court's ruling.

THE FUNDS AND VANGUARD

Each Fund (except the Institutional Index Fund) is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to its member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each member fund pays its allocated share of The Vanguard Group's marketing costs.
     Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion.

     Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and brokerage commissions). In turn, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.05% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares. Vanguard manages the other Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.

     For the fiscal year ended December 31, 2000, and the six-month period ended June 30, 2001, the advisory expenses of the U.S. Stock Index Funds represented an effective annual rate of less than 0.005% (less than 0.02% for Small-Cap Value and Small-Cap Growth Index Funds) of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains ditributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

35

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

37

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began the six months ended June 30, 2001, with a net asset value (price) of $120.72 per share. During the period, the Fund earned $0.663 per share from investment income (interest and dividends). There was a decline of $8.803 per share in the value of investments held or sold by the Fund, resulting in a net decline of $8.14 from investment operations.

Shareholders received $0.62 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $111.96, reflecting losses of $8.14 per share and distributions of $0.62 per share. This was a decrease of $8.76 per share (from $120.72 at the beginning of the period to $111.96 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -6.73% for the period.

As of June 30, 2001, the Fund had $24.4 billion in net assets. For the period, its annualized expense ratio was 0.058% ($0.58 per $1,000 of net assets); and
its annualized net investment income amounted to 1.17% of its average net assets. It sold and replaced securities valued at an annualized rate of 7% of its net assets.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            VANGUARD INSTITUTIONAL INDEX FUND INSTITUTIONAL SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ------------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR          $120.72   $134.02       $112.85       $ 89.56        $68.86        $57.93
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .663     1.403         1.501         1.429         1.391          1.38
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (8.803)  (13.303)       22.143        24.177        21.415         11.90
                        ------------------------------------------------------------------------------
   Total from Investment
    Operations               (8.140)  (11.900)       23.644        25.606        22.806         13.28
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.620)   (1.400)       (1.514)       (1.416)       (1.391)        (1.36)
 Distributions from
  Realized Capital Gains         --        --         (.960)        (.900)        (.715)         (.99)
                        ------------------------------------------------------------------------------
   Total Distributions        (.620)   (1.400)       (2.474)       (2.316)       (2.106)        (2.35)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                    $111.96   $120.72       $134.02       $112.85        $89.56        $68.86
======================================================================================================

TOTAL RETURN                 -6.73%    -8.95%        21.17%        28.79%        33.36%        23.06%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)           $24.415   $26,406       $28,918       $22,338       $15,384       $11,426
 Ratio of Total
  Expenses to Average
  Net Assets                0.058%+     0.06%         0.06%         0.06%         0.06%         0.06%
 Ratio of Net
  Investment Income to
  Average Net Assets         1.17%+     1.10%         1.25%         1.46%         1.77%         2.18%
 Turnover Rate**                7%+       11%           14%           11%            7%            9%
======================================================================================================

 *Unaudited.
**Turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, 6%, and 9%, respectively.
 +Annualized.

-----------------------------------------------------------------------------------------
                             VANGUARD INSTITUTIONAL INDEX FUND INSTITUTIONAL PLUS SHARES
                                               YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED -----------------------------------------------------
                     JUNE 30, 2001*      2000          1999          1998         1997**
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $120.72   $134.02       $112.85       $ 89.56         $84.91
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .681     1.449         1.542         1.464           .681
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                (8.803)  (13.302)       22.143        24.177          5.455
                           --------------------------------------------------------------
   Total from Investment
    Operations               (8.122)  (11.853)       23.685        25.641          6.136
                           --------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.638)   (1.447)       (1.555)       (1.451)         (.866)
 Distributions from
  Realized Capital Gains         --        --         (.960)        (.900)         (.620)
                           --------------------------------------------------------------
   Total Distributions        (.638)   (1.447)       (2.515)       (2.351)        (1.486)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                  $111.96   $120.72       $134.02       $112.85         $89.56
=========================================================================================

TOTAL RETURN                 -6.71%    -8.92%        21.21%        28.83%          7.29%
=========================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)         $11,620   $10,765        $6,861        $4,951         $3,488
 Ratio of Total
  Expenses to Average
  Net Assets                0.025%^    0.025%        0.025%        0.025%        0.025%^
 Ratio of Net
  Investment Income to
  Average Net Assets         1.21%^     1.14%         1.29%         1.49%         1.72%^
 Turnover Rate+                 7%^       11%           14%           11%             7%
=========================================================================================

 *Unaudited.
**July 7 (inception) through December 31, 1997.
 +Turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, and 6%, respectively.
 ^Annualized.

39

--------------------------------------------------------------------------------------
                          VANGUARD TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
                                                   YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998        1997**
--------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $29.27    $33.22       $27.42       $22.64        $21.27
--------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .149      .371         .344         .359          .172
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                (1.820)   (3.815)       6.133        4.898         1.642
                          ------------------------------------------------------------
   Total from Investment
    Operations               (1.671)   (3.444)       6.477        5.257         1.814
                          ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.149)    (.366)       (.357)       (.352)        (.214)
 Distributions from
  Realized Capital Gains         --     (.140)       (.320)       (.125)        (.230)
                          ------------------------------------------------------------
   Total Distributions        (.149)    (.506)       (.677)       (.477)        (.444)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                   $27.45    $29.27       $33.22       $27.42        $22.64
======================================================================================

TOTAL RETURN                 -5.68%   -10.46%       23.93%       23.37%         8.60%
======================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)          $4,544    $4,272       $4,006       $2,445        $1,504
 Ratio of Total
  Expenses to Average
  Net Assets                 0.08%+     0.10%        0.10%        0.10%        0.10%+
 Ratio of Net
  Investment Income to
  Average Net Assets         1.14%+     1.14%        1.26%        1.53%        1.70%+
 Turnover Rate                 8%+^        7%           3%           3%            2%
======================================================================================

 *Unaudited.
**July 7 (inception) through December 31, 1997.
 +Annualized.
 ^The turnover rate excluding in-kind redemptions was 1%.

------------------------------------------------------------------------------------
                           VANGUARD EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
                                                   YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998      1997**
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $26.62    $37.09       $30.63       $30.76      $29.28
------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .10      .313         .363         .427        .200
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                 (1.19)   (6.041)      10.101        2.025       3.191
                           ---------------------------------------------------------
   Total from Investment
    Operations                (1.09)   (5.728)      10.464        2.452       3.391
                           ---------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.312)       (.364)       (.412)      (.371)
 Distributions from
  Realized Capital Gains       (.81)   (4.430)      (3.640)      (2.170)     (1.540)
                           ---------------------------------------------------------
   Total Distributions         (.81)   (4.742)      (4.004)      (2.582)     (1.911)
------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                   $24.72    $26.62       $37.09       $30.63      $30.76
====================================================================================

TOTAL RETURN+                -3.65%   -15.41%       36.45%        8.45%      11.82%
====================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)            $897      $954         $870         $456        $415
 Ratio of Total
  Expenses to Average
  Net Assets                 0.10%^     0.10%        0.10%        0.10%      0.10%^
 Ratio of Net
  Investment Income to
  Average Net Assets         0.90%^     0.96%        1.18%        1.34%      1.43%^
 Turnover Rate                 22%^       33%          26%          27%         15%
====================================================================================
 *Unaudited.
**July 7 (inception) through December 31, 1997.
 +Total return figures do not reflect the fee on purchases imposed prior to
  April 1, 2000.
 ^Annualized.

-----------------------------------------------------------------------------
                            VANGUARD MID-CAP INDEX FUND INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                       SIX MONTHS ENDED -------------------------------------
                         JUNE 30, 2001*       2000         1999       1998**
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $12.23     $11.30       $10.79       $10.03
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income              .06       .081         .083         .055
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                       .04      1.918        1.448         .814
                              -----------------------------------------------
   Total from Investment
    Operations                      .10      1.999        1.531         .869
                              -----------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                  --      (.089)       (.086)       (.059)
 Distributions from
  Realized Capital Gains           (.21)     (.980)       (.935)       (.050)
                              -----------------------------------------------
   Total Distributions             (.21)    (1.069)      (1.021)       (.109)
-----------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                       $12.12     $12.23       $11.30       $10.79
=============================================================================

TOTAL RETURN+                     1.05%     18.39%       15.41%        8.61%
=============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                $399       $307         $143          $39
 Ratio of Total
  Expenses to Average
  Net Assets                     0.10%^      0.12%        0.12%       0.12%^
 Ratio of Net
  Investment Income to
  Average Net Assets             0.98%^      1.03%        1.11%       1.30%^
 Turnover Rate                     19%^        51%          38%          44%
=============================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect the fee on purchases imposed prior to
  March 1, 1999.
 ^Annualized.

-------------------------------------------------------------------------------------
                                  VANGUARD SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
                                                   YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED -------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998       1997**
-------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $19.44    $23.61       $21.20       $23.75       $22.56
-------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .12      .292         .295         .336         .158
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                  1.37    (1.145)       4.491       (1.007)       2.370
                            ---------------------------------------------------------
   Total from Investment
    Operations                 1.49     (.853)       4.786        (.671)       2.528
                            ---------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.292)       (.296)       (.329)       (.288)
 Distributions from
  Realized Capital Gains         --    (3.025)      (2.080)      (1.550)      (1.050)
                            ---------------------------------------------------------
   Total Distributions           --    (3.317)      (2.376)      (1.879)      (1.338)
-------------------------------------------------------------------------------------

NET ASSET VALUE, END
 OF PERIOD                   $20.93    $19.44       $23.61       $21.20       $23.75
=====================================================================================

TOTAL RETURN+                 7.66%    -2.56%       23.33%       -2.50%       11.42%
=====================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)            $502      $490         $415         $264         $137
 Ratio of Total
  Expenses to Average
  Net Assets                 0.10%^     0.13%        0.12%        0.12%       0.12%^
 Ratio of Net
  Investment Income to
  Average Net Assets         1.11%^     1.32%        1.37%        1.53%       1.52%^
 Turnover Rate                 63%^       49%          42%          35%          29%
=====================================================================================
 *Unaudited.
**July 7 (inception) through December 31, 1997.
 +Total return figures do not reflect the fee on purchases imposed prior to
  April 1, 2000.
 ^Annualized.

41


-----------------------------------------------------------------------------
                              VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                       SIX MONTHS ENDED -------------------------------------
                         JUNE 30, 2001*       2000         1999       1998**
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $22.87     $22.89       $22.51        $23.22
------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income             .173       .377         .377          .196
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                     (.770)      .963        2.342         (.060)
                              ------------------------------------------------
   Total from Investment
    Operations                    (.597)     1.340        2.719          .136
                              ------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income               (.163)     (.380)       (.384)        (.236)
 Distributions from
  Realized Capital Gains          (.870)     (.980)      (1.955)        (.610)
                              ------------------------------------------------
   Total Distributions           (1.033)    (1.360)      (2.339)        (.846)
------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                       $21.24     $22.87       $22.89        $22.51
==============================================================================

TOTAL RETURN                     -2.40%      6.19%       12.67%         0.69%
==============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)              $1,125     $1,082         $460          $186
 Ratio of Total
  Expenses to Average
  Net Assets                     0.10%+      0.12%        0.12%       0.12%**
 Ratio of Net
  Investment Income to
  Average Net Assets             1.59%+      1.70%        1.68%       1.90%**
 Turnover Rate                     41%+        37%          41%           33%
==============================================================================
 *July 2 (inception) through December 31, 1998.
**Annualized.

--------------------------------------------------------------------------
                 VANGUARD SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
                                                          YEAR ENDED
                                                         DECEMBER 31,
                              SIX MONTHS ENDED ---------------------------
                                JUNE 30, 2001*          2000       1999**
--------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                    $ 9.65         $8.45        $8.74
--------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                     .04          .097         .009
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                             1.09         1.698         .226
                                   ---------------------------------------
   Total from Investment
    Operations                            1.13         1.795         .235
                                   ---------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                         --         (.095)       (.070)
 Distributions from
  Realized Capital Gains                  (.44)        (.500)       (.455)
                                   ---------------------------------------
   Total Distributions                    (.44)        (.595)       (.525)
--------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                              $10.34         $9.65        $8.45
==========================================================================

TOTAL RETURN+                           12.37%        22.04%        2.83%
==========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                       $210           $86          $10
 Ratio of Total
  Expenses to Average
  Net Assets                            0.10%^         0.13%       0.13%^
 Ratio of Net
  Investment Income to
  Average Net Assets                    1.13%^         1.36%       1.37%^
 Turnover Rate                            67%^           82%          80%
==========================================================================
 *Unaudited.
**December 7 (inception) through December 31, 1999.
 +Total return figures do not reflect the 0.5% fee imposed on purchases. ^Annualized.

-------------------------------------------------------------------------------
                               VANGUARD GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                       SIX MONTHS ENDED ---------------------------------------
                         JUNE 30, 2001*        2000         1999        1998**
-------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $30.57      $39.44       $31.67        $26.49
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income             .085        .156         .249          .167
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                    (3.479)     (8.861)       8.821         5.315
                              -------------------------------------------------
   Total from Investment
    Operations                   (3.394)     (8.705)       9.070         5.482
                              -------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income               (.086)      (.165)       (.260)        (.187)
 Distributions from
  Realized Capital Gains             --          --       (1.040)        (.115)
                              -------------------------------------------------
   Total Distributions            (.086)      (.165)      (1.300)        (.302)
-------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                       $27.09      $30.57       $39.44        $31.67
===============================================================================

TOTAL RETURN                    -11.09%     -22.14%       28.91%        20.79%
===============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                $831        $948         $452          $224
 Ratio of Total
  Expenses to Average
  Net Assets                     0.10%+       0.12%        0.12%        0.12%+
 Ratio of Net
  Investment Income to
  Average Net Assets             0.61%+       0.44%        0.74%        0.97%+
 Turnover Rate                     38%+         33%          33%           29%
-------------------------------------------------------------------------------
 *Unaudited.
**May 14 (inception) through December 31, 1998.
 +Annualized.

-------------------------------------------------------------------------
                                    VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                    INSTITUTIONAL SHARES
                                      SIX MONTHS ENDED       MAY 24** TO
                                        JUNE 30, 2001*     DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                            $10.97            $11.03
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                              --              .009
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                                       --              .513
                                              ---------------------------
   Total from Investment
    Operations                                      --              .522
                                              ---------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                                 --             (.012)
 Distributions from
  Realized Capital Gains                            --             (.570)
                                              ---------------------------
   Total Distributions                              --             (.582)
-------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                                      $10.97            $10.97
=========================================================================

TOTAL RETURN+                                    0.00%             4.90%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                                $89               $73
 Ratio of Total
  Expenses to Average
  Net Assets                                    0.10%^            0.13%^
 Ratio of Net
  Investment Income to
  Average Net Assets                            0.24%^            0.11%^
 Turnover Rate                                    82%^              136%
=========================================================================
 *Unaudited.
**Inception.
 +Total return figures do not reflect the 0.5% fee imposed on purchases. ^Annualized.

43

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million ($200 million for Institutional Plus Shares).
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:

 Institutional  Index Fund--None
 Total Stock Market Index Fund--None
 Extended Market Index Fund--None
 Mid-Cap Index Fund--None
 Small-Cap Index Fund--None
 Value Index Fund--None
 Small-Cap Value Index Fund--0.50%
 Growth Index Fund--None
 Small-Cap Growth Index Fund--0.50%

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

45

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.

^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

47

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
-    Signature guarantees, if required for the type of transaction.*

 - Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

LOW-BALANCE ACCOUNTS
Each Fund (except Vanguard Institutional Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's account balance falls below the minimum initial investment.
     Vanguard Institutional Index Fund reserves the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the investor's account balance falls below the minimum initial investment. In addition, the Fund reserves the right to redeem an investor's Institutional Shares if the investor's account balance falls below the minimum initial investment for that share class.

     Any such conversion or redemption will be preceded by written notice to the investor. No purchase fee will be imposed on share class conversions.

49

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Institutional Index Fund and Vanguard U.S. Stock Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests n 24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange, or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

51

FUND NUMBERS

Please  use  the  specific  fund  number  when   contacting  us  about  Vanguard
Institutional  Index Fund and  Vanguard  U.S.  Stock Index  Funds  Institutional
Shares:

 Institutional Index Fund Institutional Shares--94
 Institutional Index Fund Institutional Plus Shares--854
 Total Stock Market Index Fund Institutional Shares--855
 Extended Market Index Fund Institutional Shares--856
 Mid-Cap Index Fund Institutional Shares--864
 Small-Cap Index Fund Institutional Shares--857
 Value Index Fund Institutional Shares--867
 Small-Cap Value Index Fund Institutional Shares--865
 Growth Index Fund Institutional Shares--868
 Small-Cap Growth Index Fund Institutional Shares--866



Standard & Poor's 500(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/BARRA Value," "S&P SmallCap 600/BARRA Growth," "S&P 500/ BARRA Value," and "S&P 500/BARRA Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Institutional Index Fund, Vanguard U.S. Stock Index Funds, and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P 500, and S&P 500 makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note:
McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 33.

VIPER Shares

In addition to Institutional Shares, Vanguard Total Stock Market Index Fund offers a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Institutional Shares of Vanguard Total Stock Market Index Fund, you may convert those shares into Total Stock Market VIPERs.
     Although Total Stock Market VIPERs represent an investment in the same portfolio of securities as Institutional Shares of Vanguard Total Stock Market Index Fund, the VIPER Shares have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares into VIPER Shares.
     The following material summarizes key information about Total Stock Market VIPERs. A separate prospectus with more complete information about Total Stock Market VIPERs is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because Total Stock Market VIPERs will be listed for trading on the AMEX. Investors can purchase and sell Total Stock
Market VIPERs on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of Vanguard Total Stock Market Index Fund's portfolio securities and the supply of and demand for Total Stock Market VIPERs. The market price of VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES
Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring Total Stock Market VIPERs, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell Total Stock Market VIPERs in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy Total Stock Market VIPERs and receive less than NAV when you sell those shares.
     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of Vanguard Total Stock Market Index Fund, you can convert those shares into Total Stock Market VIPERs of equivalent value--but you cannot convert back. Under the heading "Conversions," there is a discussion of the conversion process.

53

     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers; (ii) in blocks of 50,000 VIPER Shares, known as Creation Units; and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS
VIPER Shares issued by Vanguard Total Stock Market Index Fund are subject to the same risks as conventional shares of the Fund. Because of their unique features, VIPER Shares also are subject to the following risks:
- The market price of the Fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.
- Trading of the Fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large declines in stock prices) halts stock trading generally.

FEES AND EXPENSES
When you buy and sell Total Stock Market VIPERs through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares into VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the current fiscal year, the total annual operating expenses (the expense ratio) for Total Stock Market VIPERs are expected to represent 0.15% of the Fund's average net assets.

ACCOUNT SERVICES
Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from Vanguard Total Stock Market Index Fund. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS
Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund may convert those shares into Total Stock Market VIPERs of equivalent value. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You will realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of Vanguard Total Stock Market Index Fund into VIPER Shares:
- The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process a conversion request either on the day it is received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the Fund.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE  INFORMATION
If you'd like more information about
Vanguard  Institutional Index Fund
or Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. (The
Institutional Index Fund's reports are
separate from those of the U.S.
Stock Index Funds.) In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. (The
SAI for the Institutional Index Fund
is separate from that of the U.S.
Stock Index Funds.)

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a Client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about your
account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

IINFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Vanguard Institutional Index Fund's
Investment Company Act file
number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act file
number: 811-2652


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I854 112001

                                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                            INVESTOR SHARES FOR PARTICIPANTS - NOVEMBER 12, 2001

This prospectus
contains financial data
for the Funds through
the fiscal period ended
June 30, 2001.

STOCK

prospectus

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Investor Shares
Participant Prospectus

November 12, 2001

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard Total Stock Market Index Fund

     5 Vanguard 500 Index Fund

     7 Vanguard Extended Market Index Fund

    10 Vanguard Mid-Cap Index Fund

    12 Vanguard Small-Cap Index Fund

    15 Vanguard Value Index Fund

    17 Vanguard Small-Cap Value Index Fund

    20 Vanguard Growth Index Fund

    23 Vanguard Small-Cap Growth Index Fund

 26 MORE ON THE FUNDS

 32 THE FUNDS AND VANGUARD

 32 INVESTMENT ADVISER

 33 DIVIDENDS, CAPITAL GAINS, AND TAXES

 33 SHARE PRICE

 34 FINANCIAL HIGHLIGHTS

 39 INVESTING WITH VANGUARD

 40 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

This  prospectus   offers  the  Fund's  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.

--------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.

-------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------
Vanguard Total Stock Market Index Fund    The overall stock market
Vanguard 500 Index Fund                   Large-cap stocks
Vanguard Extended Market Index Fund       Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund               Mid-cap stocks
Vanguard Small-Cap Index Fund             Small-cap stocks
Vanguard Value Index Fund                 Large-cap value stocks
Vanguard Small-Cap Value Index Fund       Small-cap value stocks
Vanguard Growth Index Fund                Large-cap growth stocks
Vanguard Small-Cap Growth Index Fund      Small-cap growth stocks
-------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              10.62%
                     1994              -0.17%
                     1995              35.79%
                     1996              20.96%
                     1997              30.99%
                     1998              23.26%
                     1999              23.81%
                     2000             -10.57%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.73%. Return figures do not reflect the fee
      imposed on purchases prior to 1995. If the fee were
      reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).

3

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                 1 YEAR       5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock       -10.57%       16.68%            15.83%
       Market Index Fund**
      Wilshire 5000 Index        -10.99        16.66             16.01
      -------------------------------------------------------------------------
       *April 27, 1992.

      **Return figures do not reflect the fee imposed on purchases prior to 1995. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

     *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $20       $64       $113      $255
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotSt
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   085
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908306

INCEPTION DATE                                     TICKER SYMBOL
April 27, 1992                                     VTSMX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$24 billion

--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) 500 INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              30.22%
                     1992               7.42%
                     1993               9.89%
                     1994               1.18%
                     1995              37.45%
                     1996              22.88%
                     1997              33.19%
                     1998              28.62%
                     1999              21.07%
                     2000              -9.06%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.49%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.72% (quarter ended September 30, 2001).

      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------
                                     1 YEAR     5 YEARS       10 YEARS
      ------------------------------------------------------------------
      Vanguard 500 Index Fund        -9.06%      18.31%        17.35%
      S&P 500 Index                  -9.10       18.33         17.46
      ------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%

     *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $18       $58       $101      $230
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      500
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   040
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908108

INCEPTION DATE                                     TICKER SYMBOL
August 31, 1976                                    VFINX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$91.5 billion

--------------------------------------------------------------------------------

7

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              41.85%
                     1992              12.47%
                     1993              14.49%
                     1994              -1.76%
                     1995              33.80%
                     1996              17.65%
                     1997              26.73%
                     1998               8.32%
                     1999              36.22%
                     2000             -15.55%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -23.97%. Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS         10 YEARS
      -------------------------------------------------------------------------
      Vanguard Extended Market
       Index Fund*                     -15.55%       13.19%          16.13%
      Wilshire 4500 Index              -15.95        12.75           15.84
      -------------------------------------------------------------------------

      *Return figures do not reflect the fee imposed on purchases prior to
       April 1, 2000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.23%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.25%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $26       $80       $141      $318
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

9

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Extnd

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   098
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908207
December 21, 1987

                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEXMX
JUNE 30, 2001
$5.1 billion

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999              15.32%
                     2000              18.10%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -15.65%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -----------------------------------------------------------------
                                           1 YEAR    SINCE INCEPTION*
      -----------------------------------------------------------------
      Vanguard Mid-Cap Index Fund           18.10%         16.13%
      S&P MidCap 400 Index                  17.51          15.40
      -----------------------------------------------------------------
      *May 21, 1998.
      -----------------------------------------------------------------

11

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.22%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.25%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $26         $80       $141         $318
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCp

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908843
May 21, 1998

                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VIMSX
JUNE 30, 2001
$2.4 billion

--------------------------------------------------------------------------------

                                                                              12
FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              45.26%
                     1992              18.20%
                     1993              18.70%
                     1994              -0.51%
                     1995              28.74%
                     1996              18.12%
                     1997              24.59%
                     1998              -2.61%
                     1999              23.13%
                     2000              -2.67%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -14.71%. Return figures do not reflect the fee
      imposed on purchases prior to April 1, 2000. If the
      fee were reflected, returns would be less than those
      shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991), and the lowest return for a quarter was -20.71% (quarter ended September 30, 2001).

13

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                  1 YEAR         5 YEARS           10 YEARS
      -------------------------------------------------------------------------
      Vanguard Small-Cap
       Index Fund*                -2.67%          11.43%            16.19%
      Russell 2000 Index          -3.03           10.31             15.53
      -------------------------------------------------------------------------

      *Return figures do not reflect the fee imposed on purchases prior to
       April 1, 2000. If the fee were reflected, returns would be less than those shown.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $28       $87       $152      $343
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCap

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     048
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908702
October 3, 1960

                                                 TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF             NAESX
JUNE 30, 2001
$4.7 billion

--------------------------------------------------------------------------------

15

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              18.35%
                     1994              -0.73%
                     1995              36.94%
                     1996              21.86%
                     1997              29.77%
                     1998              14.64%
                     1999              12.57%
                     2000               6.08%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -18.32%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).

      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      ------------------------------------------------------------------
                                  1 YEAR   5 YEARS    SINCE INCEPTION*
      ------------------------------------------------------------------
      Vanguard Value Index Fund    6.08%    16.70%          17.04%
      S&P 500/BARRA Value Index    6.08     16.81           17.17
      ------------------------------------------------------------------
      *November 2, 1992.
      ------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.22%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $23       $71       $124      $280
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Value
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   006
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908405

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIVAX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$5.1 billion

--------------------------------------------------------------------------------

17

FUND PROFILE--VANGUARD(R) SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999               3.35%
                     2000              21.88%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -6.32%. Return figures do not reflect the fee
      imposed on purchases. If the fee were reflected,
      returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999), and the lowest return for a quarter was -16.63% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                                  1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Value Index
       Fund**                                     21.27%           3.61%
      S&P SmallCap 600/BARRA Value Index          20.86            2.99
      -------------------------------------------------------------------------
       *May 21, 1998.

      **Return figures reflect the fee of 0.50% imposed on purchases.

      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                      0.50%*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.21%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $78        $136       $201         $392
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

19

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmVal

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   860
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908793
May 21, 1998

                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISVX
JUNE 30, 2001
$836 million

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993               1.53%
                     1994               2.89%
                     1995              38.06%
                     1996              23.74%
                     1997              36.34%
                     1998              42.21%
                     1999              28.76%
                     2000             -22.21%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -22.92%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

21

      --------------------------------------------------------------------

        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      --------------------------------------------------------------------
                                    1 YEAR   5 YEARS    SINCE INCEPTION*
      --------------------------------------------------------------------
      Vanguard Growth Index Fund    -22.21%   19.17%         16.90%
      S&P 500/BARRA Growth Index    -22.08    19.18          17.01
      --------------------------------------------------------------------
      *November 2, 1992.
      --------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.22%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $23       $71       $124      $280
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Growth
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   009
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908504

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIGRX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$10.8 billion

--------------------------------------------------------------------------------

23

FUND PROFILE--VANGUARD(R) SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999              19.80%
                     2000               1.59%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -17.50%. Return figures do not reflect the fee
      imposed on purchases. If the fee were reflected,
      returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                                  1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Growth Index              1.08%           5.60%
       Fund**
      S&P SmallCap 600/BARRA Growth                0.57            5.24
       Index
      -------------------------------------------------------------------------
       *May 21, 1998.

      **Return figures reflect the fee of 0.50% imposed on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                      0.50%*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%

      *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $78        $136       $201         $392
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

25

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGth

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   861
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908827
May 21, 1998

                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISGX
JUNE 30, 2001
$449 million

--------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,300 separate stocks as of June 30, 2001), many funds tracking these larger indexes use a

27

"sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of June 30, 2001.

      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,443            6,334
      500                          507              500
      Extended Market            3,053            5,843
      Mid-Cap                      405              400
      Small-Cap                  2,190            2,000
      Value                        349              345
      Small-Cap Value              387              382
      Growth                       156              154
      Small-Cap Growth             218              218
      --------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $12 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $12 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2000)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%    19.9%      17.8%
Worst                -43.1    -12.4     -0.8        3.1
Average               12.9     11.1     11.2       11.2
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential to be more volatile than the broader market.

29


[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] Each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Because of the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

PURCHASE FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company stocks. Purchase fees ensure that trading costs are borne by the shareholders responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

31

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 64%; for all domestic stock funds, the average turnover rate was approximately 114%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

PENDING LEGAL PROCEEDINGS

On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The court issued a ruling on April 25, 2001. The ruling does not affect existing or prospective shareholders of the Funds' conventional share classes, including those described in this prospectus. In addition, the ruling does not require Vanguard or the Funds to pay any damages. The ruling does prevent certain Funds that track Standard & Poor's indexes from issuing an exchange-traded class of shares. Vanguard is appealing the court's ruling.

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, and the six-month period ended June 30, 2001, the advisory expenses of the U.S. Stock Index Funds represented an effective annual rate of less than 0.005% (less than 0.02% for Small-Cap Value and Small-Cap Growth Index Funds) of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

33

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund as an example. The Fund began the six months ended June 30, 2001, with a net asset value (price) of $29.26 per share. During the period, the Fund earned $0.142 per share from investment income (interest and dividends). There was a decline of $1.82 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.678 from investment operations.

Shareholders received $0.132 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $27.45, reflecting losses of $1.678 per share and distributions of $0.132 per share. This was a decrease of $1.81 per share (from $29.26 at the beginning of the period to $27.45 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -5.71% for the period.

As of June 30, 2001, the Fund had $16 billion in net assets. For the period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.02% of its average net assets. It sold and replaced securities valued at an annualized rate of 8% of its net assets.

--------------------------------------------------------------------------------

35


---------------------------------------------------------------------------------------------------
                                                 VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $29.26    $33.22        $27.42       $22.64       $17.77       $15.04
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .142      .331          .317         .336         .319          .29
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.820)   (3.815)        6.133        4.898        5.143         2.84
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations               (1.678)   (3.484)        6.450        5.234        5.462         3.13
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.132)    (.336)        (.330)       (.329)       (.322)        (.29)
 Distributions from
  Realized Capital Gains         --     (.140)        (.320)       (.125)       (.270)        (.11)
                        ---------------------------------------------------------------------------
   Total Distributions        (.132)    (.476)        (.650)       (.454)       (.592)        (.40)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $27.45    $29.26        $33.22       $27.42       $22.64       $17.77
===================================================================================================

TOTAL RETURN                 -5.71%   -10.57%        23.81%       23.26%       30.99%       20.96%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)           $15,969   $16,856       $18,133       $9,308       $5,092       $3,531
 Ratio of Total
  Expenses to Average
  Net Assets                0.20%**     0.20%         0.20%        0.20%        0.20%        0.22%
 Ratio of Net
  Investment Income to
  Average Net Assets        1.02%**     1.04%         1.15%        1.44%        1.65%        1.86%
 Turnover Rate                8%**+        7%            3%           3%           2%           3%
===================================================================================================

 *Unaudited.
**Annualized.
 +The turnover rate excluding in-kind redemptions was 1%.


---------------------------------------------------------------------------------------------------
                                                 VANGUARD 500 INDEX FUND INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR          $121.86   $135.33       $113.95      $ 90.07       $69.17       $57.60
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .60      1.29         1.370         1.33         1.31         1.28
 Net Realized and
  Unrealized Gain
  (Loss) on Investments       (8.87)   (13.46)       22.415        24.30        21.50        11.82
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations                (8.27)   (12.17)       23.785        25.63        22.81        13.10
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income            (.57)    (1.30)       (1.410)       (1.33)       (1.32)       (1.28)
 Distributions from
  Realized Capital Gains         --        --         (.995)        (.42)        (.59)        (.25)
                        ---------------------------------------------------------------------------
   Total Distributions         (.57)    (1.30)       (2.405)       (1.75)       (1.91)       (1.53)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                    $113.02   $121.86       $135.33      $113.95       $90.07       $69.17
===================================================================================================

TOTAL RETURN                 -6.77%    -9.06%        21.07%       28.62%       33.19%       22.88%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)           $78,610   $88,240      $104,652      $74,229      $49,358      $30,332
 Ratio of Total
  Expenses to Average
  Net Assets                0.18%**     0.18%         0.18%        0.18%        0.19%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets        1.05%**     0.98%         1.13%        1.35%        1.66%        2.04%
 Turnover Rate+                4%**        9%            6%           6%           5%           5%
===================================================================================================

 *Unaudited.
**Annualized.
 +Turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%, 3%, and 2%, respectively.

--------------------------------------------------------------------------------------------------
                                                   VANGUARD EXTENDED MARKET INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $26.61    $37.07       $30.63       $30.76       $26.20       $24.07
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .09      .274         .297         .388         .351          .34
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments                 (1.19)   (6.041)      10.101        2.025        6.479         3.85
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                (1.10)   (5.767)      10.398        2.413        6.830         4.19
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.263)       (.318)       (.373)       (.360)        (.34)
 Distributions from
  Realized Capital
  Gains                        (.81)   (4.430)      (3.640)      (2.170)      (1.910)       (1.72)
                        --------------------------------------------------------------------------
   Total Distributions         (.81)   (4.693)      (3.958)      (2.543)      (2.270)       (2.06)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $24.70    $26.61       $37.07       $30.63       $30.76       $26.20
==================================================================================================

TOTAL RETURN**               -3.69%   -15.55%       36.22%        8.32%       26.73%       17.65%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,449    $3,881       $4,221       $2,939       $2,723       $2,099
 Ratio of Total
  Expenses to Average
  Net Assets                 0.25%+     0.25%        0.25%        0.23%        0.23%        0.25%
 Ratio of Net
  Investment Income to
  Average Net Assets         0.76%+     0.81%        1.04%        1.21%        1.30%        1.42%
 Turnover Rate                 22%+       33%          26%          27%          15%          22%
==================================================================================================

 *Unaudited.
**Total return figures do not reflect the fee on purchases imposed prior to
  April 1, 2000.
 +Annualized.

-----------------------------------------------------------------------------
                                              VANGUARD MID-CAP INDEX FUND
                                                    INVESTOR SHARES
                                                YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ---------------------------------
                            JUNE 30, 2001*    2000         1999       1998**
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $12.21  $11.30       $10.79       $10.00
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .05    .071         .073         .053
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                .04   1.897        1.448         .840
                                   ------------------------------------------
   Total from Investment
    Operations                         .09   1.968        1.521         .893
                                   ------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --   (.078)       (.076)       (.053)
 Distributions from
  Realized Capital Gains              (.21)  (.980)       (.935)       (.050)
                                   ------------------------------------------
   Total Distributions                (.21) (1.058)      (1.011)       (.103)
-----------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                          $12.09  $12.21       $11.30       $10.79
=============================================================================

TOTAL RETURN+                        0.97%  18.10%       15.32%        8.55%
=============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                 $2,036  $1,614         $605         $206
 Ratio of Total
  Expenses to Average
  Net Assets                        0.25%^   0.25%        0.25%       0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.83%^   0.90%        0.99%       1.19%^
 Turnover Rate                        19%^     51%          38%          44%
=============================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect the fee on purchases imposed prior to
  March 1, 1999.
 ^Annualized.

37

--------------------------------------------------------------------------------------------------
                                                     VANGUARD SMALL-CAP INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $19.44    $23.60       $21.20       $23.75       $20.23       $18.61
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .10      .270         .256         .311         .277          .26
 Net Realized and
  Unrealized Gain (Loss)
  on Investments               1.37    (1.145)       4.491       (1.007)       4.632         3.07
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                 1.47     (.875)       4.747        (.696)       4.909         3.33
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income              --     (.260)       (.267)       (.304)       (.274)        (.27)
 Distributions from
  Realized Capital
  Gains                          --    (3.025)      (2.080)      (1.550)      (1.115)       (1.44)
                        --------------------------------------------------------------------------
   Total Distributions           --    (3.285)      (2.347)      (1.854)      (1.389)       (1.71)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $20.91    $19.44       $23.60       $21.20       $23.75       $20.23
==================================================================================================

TOTAL RETURN**                7.56%    -2.67%       23.13%       -2.61%       24.59%       18.12%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,712    $3,577       $3,553       $2,768       $2,652       $1,713
 Ratio of Total
  Expenses to Average
  Net Assets                 0.27%+     0.27%        0.25%        0.24%        0.23%        0.25%
 Ratio of Net
  Investment Income to
  Average Net Assets         0.93%+     1.17%        1.25%        1.39%        1.38%        1.51%
 Turnover Rate                 63%+       49%          42%          35%          29%          28%
==================================================================================================

 *Unaudited.
**Total return figures do not reflect the fee on purchases imposed prior to
  April 1, 2000.
 +Annualized.

--------------------------------------------------------------------------------------------------
                                                        VANGUARD VALUE INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED --------------------------------------------------------------
                     JUNE 30, 2001*      2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $22.87    $22.89       $22.51       $20.85       $17.02       $14.79
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income          .16      .355         .355         .366          .38          .37
 Net Realized and
  Unrealized Gain
  (Loss) on Investments        (.77)     .963        2.342        2.647         4.57         2.81
                        --------------------------------------------------------------------------
   Total from Investment
    Operations                 (.61)    1.318        2.697        3.013         4.95         3.18
                        --------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income            (.15)    (.358)       (.362)       (.363)        (.37)        (.38)
 Distributions from
  Realized Capital Gains       (.87)    (.980)      (1.955)       (.990)        (.75)        (.57)
                        --------------------------------------------------------------------------
   Total Distributions        (1.02)   (1.338)      (2.317)      (1.353)       (1.12)        (.95)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $21.24    $22.87       $22.89       $22.51       $20.85       $17.02
==================================================================================================

TOTAL RETURN                 -2.46%     6.08%       12.57%       14.64%       29.77%       21.86%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $3,475    $3,450       $3,378       $2,421       $1,796       $1,016
 Ratio of Total
  Expenses to Average
  Net Assets                0.22%**     0.22%        0.22%        0.22%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets        1.47%**     1.60%        1.59%        1.72%        2.05%        2.54%
 Turnover Rate                41%**       37%          41%          33%          25%          29%
==================================================================================================

 *Unaudited.
**Annualized.

--------------------------------------------------------------------------------
                            VANGUARD SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
                                                   YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ------------------------------------
                            JUNE 30, 2001*       2000        1999        1998**
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $ 9.65      $8.45       $8.74        $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .04       .084        .065          .045
 Net Realized and
  Unrealized Gain
  (Loss) on Investments               1.09      1.698        .210        (1.250)
                                  ----------------------------------------------
   Total from
    Investment Operations             1.13      1.782        .275        (1.205)
                                  ----------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --      (.082)      (.070)        (.055)
 Distributions from
  Realized Capital Gains              (.44)     (.500)      (.495)           --
                                  ----------------------------------------------
   Total Distributions                (.44)     (.582)      (.565)        (.055)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $10.34      $9.65       $8.45        $ 8.74
================================================================================

TOTAL RETURN+                       12.37%     21.88%       3.35%       -12.47%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                   $626       $317        $204          $113
 Ratio of Total
  Expenses to Average
  Net Assets                        0.27%^      0.27%       0.25%        0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.95%^      1.16%       0.96%        1.13%^
 Turnover Rate                        67%^        82%         80%           53%
================================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect fees on purchases (0.5% after February 28,
  1999; 1.0% from inception through February 28, 1999).
 ^Annualized.

---------------------------------------------------------------------------------------------------
                                                        VANGUARD GROWTH INDEX FUND
                                                             INVESTOR SHARES
                                                          YEAR ENDED DECEMBER 31,
                   SIX MONTHS ENDED ---------------------------------------------------------------
                     JUNE 30, 2001*      2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR           $30.57    $39.43        $31.67       $22.53       $16.90       $13.97
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income         .069      .126          .207         .230          .23          .22
 Net Realized and
  Unrealized Gain
  (Loss) on Investments      (3.479)   (8.861)        8.821        9.244         5.88         3.07
                        ---------------------------------------------------------------------------
   Total from Investment
    Operations               (3.410)   (8.735)        9.028        9.474         6.11         3.29
                        ---------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income           (.070)    (.125)        (.228)       (.219)        (.23)        (.22)
 Distributions from
  Realized Capital Gains         --        --        (1.040)       (.115)        (.25)        (.14)
                        ---------------------------------------------------------------------------
   Total Distributions        (.070)    (.125)       (1.268)       (.334)        (.48)        (.36)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                     $27.09    $30.57        $39.43       $31.67       $22.53       $16.90
===================================================================================================

TOTAL RETURN                -11.14%   -22.21%        28.76%       42.21%       36.34%       23.74%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)            $9,052   $11,162       $15,232       $6,644       $2,365         $787
 Ratio of Total
  Expenses to Average
  Net Assets                0.22%**     0.22%         0.22%        0.22%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets        0.49%**     0.33%         0.64%        0.92%        1.19%        1.57%
 Turnover Rate                38%**       33%           33%          29%          26%          29%
===================================================================================================

 *Unaudited.
**Annualized.

39

--------------------------------------------------------------------------------
                           VANGUARD SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
                                                   YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ------------------------------------
                            JUNE 30, 2001*       2000         1999       1998**
--------------------------------------------------------------------------------
NET ASSET VALUE,                    $10.97     $11.38       $ 9.53       $10.00
 BEGINNING OF PERIOD
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  --       .009         .025          .03
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                 --       .154        1.860         (.47)
                               -------------------------------------------------
   Total from
    Investment Operations               --       .163        1.885         (.44)
                               -------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --      (.003)       (.035)        (.03)
 Distributions from
  Realized Capital Gains                --      (.570)          --           --
                               -------------------------------------------------
   Total Distributions                  --      (.573)       (.035)        (.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                          $10.97     $10.97       $11.38       $ 9.53
================================================================================

TOTAL RETURN+                        0.00%      1.59%       19.80%       -4.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                   $360       $356         $167          $90
 Ratio of Total
  Expenses to Average
  Net Assets                        0.27%^      0.27%        0.25%       0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.07%^      0.03%        0.33%       0.63%^
 Turnover Rate                        82%^       136%          82%          77%
================================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect fees on purchases (0.5% after February 28,
  1999; 1.0% from inception through February 28, 1999).
 ^Annualized.


INVESTING WITH VANGUARD

One or more of the Funds may be an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," "S&P SmallCap 600," "S&P SmallCap 600/BARRA Value," "S&P SmallCap 600/BARRA Growth," "S&P 500/BARRA Value," and "S&P 500/BARRA Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 31.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In the
Funds' annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
Internet site at http://www.sec.gov,
or you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-2652


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I040 112001

                                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                         ADMIRAL(TM) SHARES FOR PARTICIPANTS - NOVEMBER 12, 2001

This prospectus
contains financial data
for the Funds through
the fiscal period ended
June 30, 2001.

STOCK

prospectus

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Admiral Shares
Participant Prospectus

November 12, 2001

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard Total Stock Market Index Fund

     5 Vanguard 500 Index Fund

     7 Vanguard Extended Market Index Fund

    10 Vanguard Mid-Cap Index Fund

    13 Vanguard Small-Cap Index Fund

    16 Vanguard Value Index Fund

    19 Vanguard Growth Index Fund

 22 MORE ON THE FUNDS

 28 THE FUNDS AND VANGUARD

 28 INVESTMENT ADVISER

 29 DIVIDENDS, CAPITAL GAINS, AND TAXES

 30 SHARE PRICE

 30 FINANCIAL HIGHLIGHTS

 35 INVESTING WITH VANGUARD

 36 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

This prospectus offers Admiral Shares for seven of the Funds and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO ADMIRAL SHARES, UNLESS OTHERWISE NOTED.

--------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about seven Vanguard U.S. Stock Index Funds, each of which seeks to track a different segment of the U.S. stock market.

-------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------
Vanguard Total Stock Market Index Fund    The overall stock market
Vanguard 500 Index Fund                   Large-cap stocks
Vanguard Extended Market Index Fund       Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund               Mid-cap stocks
Vanguard Small-Cap Index Fund             Small-cap stocks
Vanguard Value Index Fund                 Large-cap value stocks
Vanguard Growth Index Fund                Large-cap growth stocks
-------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              10.62%
                     1994              -0.17%
                     1995              35.79%
                     1996              20.96%
                     1997              30.99%
                     1998              23.26%
                     1999              23.81%
                     2000             -10.57%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.73%. Return figures do not reflect the fee
      imposed on purchases prior to 1995. If the fee were
      reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.93% (quarter ended September 30, 2001).

3

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                 1 YEAR       5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock
       Market Index Fund
       Investor Shares**         -10.57%       16.68%            15.83%
      Wilshire 5000 Index        -10.99        16.66             16.01
      -------------------------------------------------------------------------
       *April 27, 1992.

      **Return figures do not reflect the fee imposed on purchases prior to 1995. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.13%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $15       $48       $85       $192
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $24 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         TotStAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 585
Investor Shares--April 27, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908728

                                               TICKER SYMBOL
                                               VTSAX
--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD(R) 500 INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              30.22%
                     1992               7.42%
                     1993               9.89%
                     1994               1.18%
                     1995              37.45%
                     1996              22.88%
                     1997              33.19%
                     1998              28.62%
                     1999              21.07%
                     2000              -9.06%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -20.49%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.72% (quarter ended September 30, 2001).

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      --------------------------------------------------------------------
                                               1 YEAR  5 YEARS    10 YEARS
      --------------------------------------------------------------------
      Vanguard 500 Index Fund Investor Shares  -9.06%   18.31%    17.35%
      S&P 500 Index                            -9.10    18.33     17.46
      --------------------------------------------------------------------

                                                                               6
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.10%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $12       $39       $68       $154
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $91.5 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         500Adml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 540
Investor Shares--August 31, 1976
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908710

                                               TICKER SYMBOL
                                               VFIAX
--------------------------------------------------------------------------------

7

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              41.85%
                     1992              12.47%
                     1993              14.49%
                     1994              -1.76%
                     1995              33.80%
                     1996              17.65%
                     1997              26.73%
                     1998               8.32%
                     1999              36.22%
                     2000             -15.55%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was -23.97%. Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS        10 YEARS
      -------------------------------------------------------------------------
      Vanguard Extended Market
       Index Fund
       Investor Shares*                -15.55%       13.19%          16.13%
      Wilshire 4500 Index              -15.95        12.75           15.84
      -------------------------------------------------------------------------

      *Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.17%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $20       $64       $113      $255
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

9

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         ExtndAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   598
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908694
Investor Shares--December 21, 1987
Admiral Shares--November 13, 2000        TICKER SYMBOL
                                         VEXAX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$5.1 billion

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1999              15.32%
                     2000              18.10%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -15.65%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.46% (quarter ended September 30, 2001).

11

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -----------------------------------------------------------------
                                           1 YEAR    SINCE INCEPTION*
      -----------------------------------------------------------------
      Vanguard Mid-Cap Index Fund
        Investor Shares                     18.10%         16.13%
      S&P MidCap 400 Index                  17.51          15.40
      -----------------------------------------------------------------
      *May 21, 1998.
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $20         $64       $113         $255
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   5859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908645
Investor Shares--May 21, 1998
Admiral Shares--November 12, 2001

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$2.4 billion
--------------------------------------------------------------------------------

13

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1991              45.26%
                     1992              18.20%
                     1993              18.70%
                     1994              -0.51%
                     1995              28.74%
                     1996              18.12%
                     1997              24.59%
                     1998              -2.61%
                     1999              23.13%
                     2000              -2.67%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -14.71%. Return figures do not reflect the fee
      imposed on purchases prior to April 1, 2000. If the
      fee were reflected, returns would be less than those
      shown.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991), and the lowest return for a quarter was -20.71% (quarter ended September 30, 2001).

      -------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------------
                                  1 YEAR         5 YEARS           10 YEARS
      -------------------------------------------------------------------------
      Vanguard Small-Cap
       Index Fund
       Investor Shares*            -2.67%         11.43%            16.19%
      Russell 2000 Index           -3.03          10.31             15.53
      -------------------------------------------------------------------------

      *Return figures do not reflect the fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.

      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $20       $64       $113      $255
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

15

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapAdml

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     548
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908686
Investor Shares--October 3, 1960
Admiral Shares--November 13, 2000                TICKER SYMBOL
                                                 VSMAX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$4.7 billion

--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993              18.35%
                     1994              -0.73%
                     1995              36.94%
                     1996              21.86%
                     1997              29.77%
                     1998              14.64%
                     1999              12.57%
                     2000               6.08%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -18.32%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).

17

      -------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -------------------------------------------------------------------
                                   1 YEAR   5 YEARS    SINCE INCEPTION*
      -------------------------------------------------------------------
      Vanguard Value Index Fund
       Investor Shares              6.08%    16.70%          17.04%
      S&P 500/BARRA Value Index     6.08     16.81           17.17
      -------------------------------------------------------------------
      *November 2, 1992.
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.14%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $17       $55       $96       $217
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

15

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $5.1 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         ValAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 506
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908678

                                               TICKER SYMBOL
                                               VVIAX
--------------------------------------------------------------------------------

19

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART APPEARS HERE WITH A SCALE OF -30% TO 50%]
                     1993               1.53%
                     1994               2.89%
                     1995              38.06%
                     1996              23.74%
                     1997              36.34%
                     1998              42.21%
                     1999              28.76%
                     2000             -22.21%
      ----------------------------------------------------

      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended September 30, 2001,
      was -22.92%.
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

      -----------------------------------------------------------------
                                   1 YEAR   5 YEARS   SINCE INCEPTION*
      -----------------------------------------------------------------
      Vanguard Growth Index Fund
       Investor Shares             -22.21%   19.17%        16.90%
      S&P 500/BARRA Growth Index   -22.08    19.18         17.01
      -----------------------------------------------------------------
      *November 2, 1992.
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None

      Purchase Fee:                                                       None*

      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.14%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%

      *The Fund reserves the right to impose a purchase fee in the future.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------
 1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------
  $17       $55       $96       $217
----------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

21

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in March,  AS OF JUNE 30, 2001
June, September, and December; capital gains, $10.8 billion if any, are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         GrwthAdml
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 509
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000              CUSIP NUMBER
                                               922908660

                                               TICKER SYMBOL
                                               VIGAX
--------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The 500, Mid-Cap, Value, and Growth Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,300 separate stocks as of June 30, 2001), many funds tracking these larger indexes use a

23

"sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of June 30, 2001.

      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,443            6,334
      500                          507              500
      Extended Market            3,053            5,843
      Mid-Cap                      405              400
      Small-Cap                  2,190            2,000
      Value                        349              345
      Growth                       156              154
      --------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

MARKET EXPOSURE
The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $12 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $12 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2000)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.9    11.1     11.2       11.2
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, and Small-Cap Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the stocks of the S&P 500 Index. However, both value and growth stocks have the potential to be more volatile than the broader market.

25

[FLAG] EACH FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] Each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Because of the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for

23

another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

PURCHASE FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company stocks. Purchase fees ensure that trading costs are borne by the shareholders responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase fees are paid directly to the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

27

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 64%; for all domestic stock funds, the average turnover rate was approximately 114%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

PENDING LEGAL PROCEEDINGS

On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The court issued a ruling on April 25, 2001. The ruling does not affect existing or prospective shareholders of the Funds' conventional share classes, including those described in this prospectus. In addition, the ruling does not require Vanguard or the Funds to pay any damages. The ruling does prevent certain Funds that track Standard & Poor's indexes from issuing an exchange-traded class of shares. Vanguard is appealing the court's ruling.

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, and the six-month period ended June 30, 2001, the advisory expenses of the U.S. Stock Index Funds that offer Admiral Shares represented an effective annual rate of less than 0.005% of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose

29

a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, and Small-Cap Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The financial highlights table for the Mid-Cap Index Fund pertains to the Fund's Investor Shares; Admiral Shares were not available during the periods shown. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have these annual reports sent to you without charge by contacting Vanguard.

31

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund as an example. The Fund began the six months ended June 30, 2001, with a net asset value (price) of $29.26 per share. During the period, the Fund earned $0.148 per share from investment income (interest and dividends). There was a decline of $1.82 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.672 from investment operations.

Shareholders received $0.138 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $27.45, reflecting losses of $1.672 per share and distributions of $0.138 per share. This was a decrease of $1.81 per share (from $29.26 at the beginning of the period to $27.45 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -5.69% for the period.

As of June 30, 2001, the Fund had $3.4 billion in net assets. For the period, its annualized expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its annualized net investment income amounted to 1.06% of its average net assets. It sold and replaced securities valued at an annualized rate of 8% of its net assets.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                  VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED         NOV. 13** TO
                                     JUNE 30, 2001*        DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $29.26               $30.22
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .148                 .049
 Net Realized and Unrealized Gain
  (Loss) on Investments                      (1.820)               (.830)
                                        ---------------------------------
   Total from Investment
    Operations                               (1.672)               (.781)
                                        ---------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.138)               (.099)
 Distributions from
  Realized Capital Gains                         --                (.080)
                                        ---------------------------------
   Total Distributions                        (.138)               (.179)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                      $27.45               $29.26
=========================================================================

TOTAL RETURN                                 -5.69%               -2.55%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                          $3,451               $2,104
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.15%+               0.15%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.06%+               1.23%+
 Turnover Rate                                 8%+^                   7%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.
 ^The turnover rate excluding in-kind redemptions was 1%.

-------------------------------------------------------------------------
                                                 VANGUARD 500 INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED         NOV. 13** TO
                                     JUNE 30, 2001*        DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                        $121.87              $124.88
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .641                 .179
 Net Realized and Unrealized
  Gain (Loss) on Investments                 (8.889)              (2.808)
                                      -----------------------------------
   Total from Investment
    Operations                               (8.248)              (2.629)
                                      -----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.602)               (.381)
 Distributions from
  Realized Capital Gains                         --                   --
                                      -----------------------------------
   Total Distributions                        (.602)               (.381)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                     $113.02              $121.87
=========================================================================

TOTAL RETURN                                 -6.75%               -2.10%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                         $12,872               $8,237
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.12%+               0.12%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         1.11%+               1.03%+
 Turnover Rate^                                 4%+                   9%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.
 ^Turnover rates excluding in-kind redemptions were 3% and 7%, respectively.

-------------------------------------------------------------------------
                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED        NOV. 13** TO
                                      JUNE 30, 2001*       DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $26.61              $31.89
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .10                .050
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                        (1.19)             (1.736)
                                       ----------------------------------
   Total from Investment
    Operations                                 (1.09)             (1.686)
                                       ----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                               --               (.274)
 Distributions from
  Realized Capital Gains                        (.81)             (3.320)
                                       ----------------------------------
   Total Distributions                          (.81)             (3.594)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $24.71              $26.61
=========================================================================

TOTAL RETURN                                  -3.65%              -4.30%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $706                $441
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.20%+              0.20%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          0.79%+              1.23%+
 Turnover Rate                                  22%+                 33%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

33

-----------------------------------------------------------------------------
                                              VANGUARD MID-CAP INDEX FUND
                                                    INVESTOR SHARES
                                                YEAR ENDED DECEMBER 31,
                          SIX MONTHS ENDED  ---------------------------------
                            JUNE 30, 2001*    2000         1999       1998**
-----------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                $12.21  $11.30       $10.79       $10.00
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .05    .071         .073         .053
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                .04   1.897        1.448         .840
                                   ------------------------------------------
   Total from Investment
    Operations                         .09   1.968        1.521         .893
                                   ------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     --   (.078)       (.076)       (.053)
 Distributions from
  Realized Capital Gains              (.21)  (.980)       (.935)       (.050)
                                   ------------------------------------------
   Total Distributions                (.21) (1.058)      (1.011)       (.103)
-----------------------------------------------------------------------------
NET ASSET VALUE, END
 OF PERIOD                          $12.09  $12.21       $11.30       $10.79
=============================================================================

TOTAL RETURN+                        0.97%  18.10%       15.32%        8.55%
=============================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                 $2,036  $1,614         $605         $206
 Ratio of Total
  Expenses to Average
  Net Assets                        0.25%^   0.25%        0.25%       0.25%^
 Ratio of Net
  Investment Income to
  Average Net Assets                0.83%^   0.90%        0.99%       1.19%^
 Turnover Rate                        19%^     51%          38%          44%
=============================================================================
 *Unaudited.
**Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
 +Total return figures do not reflect the fee on purchases imposed prior to
  March 1, 1999.
 ^Annualized.

-------------------------------------------------------------------------
                                           VANGUARD SMALL-CAP INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED        NOV. 13** TO
                                      JUNE 30, 2001*       DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $19.44              $22.40
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .11                .053
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                         1.37                .062
                                           ------------------------------
   Total from Investment
    Operations                                  1.48                .115
                                           ------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                               --               (.265)
 Distributions from
  Realized Capital Gains                          --              (2.810)
                                           ------------------------------
   Total Distributions                            --              (3.075)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $20.92              $19.44
=========================================================================

TOTAL RETURN                                   7.61%               1.75%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $496                $252
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.20%+              0.20%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          0.97%+              1.79%+
 Turnover Rate                                  63%+                 49%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

-------------------------------------------------------------------------
                                               VANGUARD VALUE INDEX FUND
                                                          ADMIRAL SHARES
                                    SIX MONTHS ENDED        NOV. 13** TO
                                      JUNE 30, 2001*       DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                          $22.87              $22.86
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .165                .045
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                        (.770)               .635
                                      -----------------------------------
   Total from
    Investment Operations                      (.605)               .680
                                      -----------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                            (.155)              (.100)
 Distributions from
  Realized Capital Gains                       (.870)              (.570)
                                      -----------------------------------
   Total Distributions                        (1.025)              (.670)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $21.24              $22.87
=========================================================================

TOTAL RETURN                                  -2.43%               3.13%
=========================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                             $535                $248
 Ratio of Total
  Expenses to Average
  Net Assets                                  0.17%+              0.17%+
 Ratio of Net
  Investment Income to
  Average Net Assets                          1.52%+              0.19%+
 Turnover Rate                                  41%+                 37%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

-------------------------------------------------------------------------
                                              VANGUARD GROWTH INDEX FUND
                                                          ADMIRAL SHARES
                                   SIX MONTHS ENDED         NOV. 13** TO
                                     JUNE 30, 2001*        DEC. 31, 2000
-------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $30.57               $33.12
-------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .075                 .024
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                      (3.479)              (2.536)
                                          -------------------------------
   Total from
    Investment Operations                    (3.404)              (2.512)
                                          -------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                           (.076)               (.038)
 Distributions from
  Realized Capital Gains                         --                   --
                                          -------------------------------
   Total Distributions                        (.076)               (.038)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                      $27.09               $30.57
=========================================================================
TOTAL RETURN                                -11.12%               -7.59%
=========================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                            $884                 $709
 Ratio of Total
  Expenses to Average
  Net Assets                                 0.17%+               0.17%+
 Ratio of Net
  Investment Income to
  Average Net Assets                         0.54%+               0.56%+
 Turnover Rate                                 38%+                  33%
=========================================================================
 *Unaudited.
**Inception.
 +Annualized.

35
INVESTING WITH VANGUARD

One or more of the Funds may be an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

                                                                              36
ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.





"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500" "500,"
"S&P SmallCap 600," "S&P 500/BARRA Value," and "S&P 500/BARRA Growth" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 28.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In the Funds'
annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
Internet site at http://www.sec.gov,
or you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-2652



(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I585 112001

                                     PART B

                             VANGUARD(R) INDEX FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 12, 2001

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The Trust's current Prospectuses are dated May 24, 2001 (Vanguard Total Stock Market Index Fund VIPER Shares Prospectus only) and November 12, 2001 (all other U.S. Stock Index Funds' Prospectuses). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:


                    VANGUARD INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447

                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
PURCHASE OF SHARES...............................................B-9
REDEMPTION OF SHARES.............................................B-10
SHARE PRICE......................................................B-10
PORTFOLIO TRANSACTIONS...........................................B-11
YIELD AND TOTAL RETURN...........................................B-11
MANAGEMENT OF THE FUNDS..........................................B-16
INFORMATION ABOUT THE VIPER SHARE CLASS..........................B-20
FINANCIAL STATEMENTS.............................................B-27
COMPARATIVE INDEXES..............................................B-27


                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:

                                                   SHARE CLASS
                                                   -----------
FUND                               INVESTOR   ADMIRAL    INSTITUTIONAL   VIPER
----                               --------   -------    -------------   -----
500 Index Fund                       Yes        Yes            No          No
Total Stock Market Index Fund        Yes        Yes           Yes         Yes
Extended Market Index Fund           Yes        Yes           Yes          No
Mid-Cap Index Fund                   Yes        Yes           Yes          No
Small-Cap Index Fund                 Yes        Yes           Yes          No
Value Index Fund                     Yes        Yes           Yes          No
Small-Cap Value Index Fund           Yes         No           Yes          No
Growth Index Fund                    Yes        Yes           Yes          No
Small-Cap Growth Index Fund          Yes         No           Yes          No

                    *(EACH, A FUND; COLLECTIVELY, THE FUNDS)

Note: Each of the Funds is registered as a diversified management investment company. However, by tracking its target index, Vanguard Growth Index Fund technically has become "nondiversified" under SEC standards. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not.

     Each Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue for a particular fund or class of shares.

SERVICE PROVIDERS

     CUSTODIANS. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106 (Mid-Cap, Small-Cap Growth, and Small-Cap Value Index Funds), and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245 (500, Extended Market, Growth, Small-Cap, Total Stock Market, and Value Index Funds), serve as the Funds' custodians. The custodians are responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of any of the Funds. Each Fund or class may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund or class. Unless terminated by reorganization or liquidation, each Fund and each class will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders of each Fund are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. For additional information about the conversion rights applicable to VIPER Shares, please see "Information about the VIPER Share Class."

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
their  current   prospectus  and  elsewhere  in  this  Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

The following policies supplement each Fund's investment policies set forth in the Prospectus for each Fund.

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

FUTURES CONTRACTS

Each Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of simulating full investment and reducing transaction costs. The Funds do not use futures or options for speculative purposes. Each Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of any Fund's portfolio. A Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds also bear the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Funds is engaged in only for hedging purposes, the Funds' officers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FOREIGN INVESTMENTS

Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge a Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

INVESTMENT POLICIES RELATING TO THE SALE OF INVESTOR SHARES OF VANGUARD SMALL-CAP AND TOTAL STOCK MARKET INDEX FUNDS IN JAPAN

In connection with the offering of the Investor Shares of the Small-Cap and Total Stock Market Index Funds in Japan, the Funds have undertaken to the Japanese Securities Dealers Association that each Fund may not:

1. borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
2. together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting securities of any issuer;
3. invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees); and
4.   sell securities short at any time in excess of its net asset value.

     If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of a Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. A Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Funds' board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. A Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUTS/CALLS. A Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.

     REAL ESTATE. A Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                               PURCHASE OF SHARES

The Funds reserve the right in their sole discretion (i) to suspend the offerings of a Fund's shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of a Fund,
(iii) impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and (iv) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF A FUND. In certain circumstances, shares of a Fund may be purchased "in-kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. "IN-KIND" PURCHASES OF THE SMALL-CAP VALUE INDEX AND SMALL-CAP GROWTH INDEX FUNDS WILL NOT BE SUBJECT TO THEIR NORMAL TRANSACTION FEE OF 0.5%. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and (6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in-kind should contact Vanguard.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during the 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by any of the Funds for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

                                   SHARE PRICE

The net asset value for each share class of each Fund is calculated by dividing the net assets attributable to each such share class by the total number of shares outstanding for that share class. The net asset value is determined as of the regular close of the New York Stock Exchange (generally 4 p.m., Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which reliable market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded.
Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the board of trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the board of trustees.

     Other assets and securities for which no reliable quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions on behalf of a Fund, The Vanguard Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.

     Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     During the fiscal years ended December 31, 1998, 1999, and 2000, and for the six-month period ended June 30, 2001, the Funds paid brokerage commissions in the following amounts:

                                                                                SIX MONTHS ENDED
FUND                                           1998         1999         2000      JUNE 30, 2001
----                                           ----         ----         ----      -------------
Vanguard Total Stock Market Index Fund   $1,104,000   $2,163,000   $1,422,000         $1,161,000
Vanguard 500 Index Fund..............     4,181,000    6,008,000    4,374,000          1,356,000
Vanguard Extended Market Index Fund..       966,000    1,122,000    1,366,000            476,000
Vanguard Mid-Cap Index Fund..........       110,000      223,000      436,000            243,000
Vanguard Small-Cap Index Fund........     1,649,000    2,284,000    2,453,000          1,214,000
Vanguard Value Index Fund...                255,000      552,000      510,000            289,000
Vanguard Small-Cap Value Index Fund..        88,000      166,000      202,000             56,000
Vanguard Growth Index Fund...........       827,000    2,959,000    1,979,000            780,000
Vanguard Small-Cap Growth Index Fund.        62,000       49,000      202,000            337,000

                             YIELD AND TOTAL RETURN

The annualized yield of each Fund for the 30-day period ended June 30, 2001, is set forth below for the then-available share classes.

                                                  SHARE CLASS
                                                  -----------
FUND                                 INVESTOR      ADMIRAL    INSTITUTIONAL
----                                 --------      -------    -------------
500 Index Fund....................     1.11%        1.17%          N/A
Total Stock Market Index Fund.....     1.05         1.10          1.17%
Extended Market Index Fund........     0.89         0.94          1.04
Mid-Cap Index Fund................     0.81          N/A          0.96
Small-Cap Index Fund..............     1.15         1.22          1.32
Value Index Fund..................     1.44         1.49          1.56
Small-Cap Value Index Fund........     0.87          N/A          1.04
Growth Index Fund.................     0.58         0.63          0.70
Small-Cap Growth Index Fund.......     0.08          N/A          0.25

     The average annual total return of each Fund for the one-, five-, and ten-year periods, or since inception, ended June 30, 2001, is set forth below.

                                   1 YEAR ENDED    5 YEARS ENDED  10 YEARS ENDED
INVESTOR SHARES(1)                   6/30/2001      6/30/2001(3)   6/30/2001(4)
---------------                      ---------      ---------      ---------
500 Index Fund.................       -14.85%          14.45%         15.00%
Total Stock Market Index Fund..       -15.07           13.14          14.18
Extended Market Index Fund.....       -18.79           10.13          13.61
Mid-Cap Index Fund.............         9.06           13.75             --
Small-Cap Index Fund...........         1.16           10.64          14.28
Value Index Fund...............         7.92           14.24          15.66
Small-Cap Value Index Fund(2)..        30.27            7.13             --
Growth Index Fund..............       -32.60           13.89          14.29
Small-Cap Growth Index Fund(2).        -7.22            4.86             --

                                   1 YEAR ENDED    5 YEARS ENDED  10 YEARS ENDED
ADMIRAL SHARES                     6/30/2001(5)      6/30/2001       6/30/2001
--------------                     ---------         ---------       ---------
500 Index Fund.................       -8.71%             --              --
Total Stock Market Index Fund..       -8.10              --              --
Extended Market Index Fund.....       -7.80              --              --
Mid-Cap Index Fund.............          --              --              --
Small-Cap Index Fund...........        9.50              --              --
Value Index Fund...............        0.62              --              --
Growth Index Fund..............      -17.86              --              --

                                   1 YEAR ENDED    5 YEARS ENDED  10 YEARS ENDED
INSTITUTIONAL SHARES(1)              6/30/2001      6/30/2001(3)   6/30/2001(4)
--------------------                 ---------      ---------      ---------
Total Stock Market Index Fund..      -15.00%           12.05%            --
Extended Market Index Fund.....      -18.68            10.13             --
Mid-Cap Index Fund.............        9.33            16.30             --
Small-Cap Index Fund...........        1.33             7.95             --
Value Index Fund...............        8.05             7.74             --
Small-Cap Value Index Fund(2)..       30.30            23.17             --
Growth Index Fund..............      -32.52             7.58             --
Small-Cap Growth Index Fund (2)       -7.14               --             --
---------
(1) Total return figures do not reflect the $10 annual account maintenance fee for accounts under $10,000 or purchase fees no longer in effect.

(2)  Total return figures reflect the fee of 0.50% imposed on purchases.

(3) Average annual total returns since inception for: Mid-Cap Index Fund Investor Shares (5/21/1998); Small-Cap Value Index Fund Investor Shares (5/21/1998); Small-Cap Growth Index Fund Investor Shares (5/21/1998); Total Stock Market Index Fund Institutional Shares (7/7/ 1997); Extended Market Index Fund Institutional Shares (7/7/1997); Mid-Cap Index Fund Institutional Shares (5/21/1998); Small-Cap Index Fund Institutional Shares (7/7/1997); Value Index Fund Institutional Shares (7/2/1998); Small-Cap Value Index Fund Institutional Shares (12/7/1999); Growth Index Fund Institutional Shares (5/14/1998); and Small-Cap Growth Index Fund Insitutional Shares (5/24/2000).

(4)  Average annual total returns since  inception for: Total Stock Market Index
     Fund  Investor  Shares  (4/27/1992);   Value  Index  Fund  Investor  Shares
     (11/2/1992); and Growth Index Fund Investor Shares (11/2/1992).

(5) Average annual total returns since inception of the Admiral Share class on 11/13/2000.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/n - 1
     Where:
                  T      =average annual total return
                  P      =a hypothetical initial investment of $1,000
                  n      =number of years
                  ERV    =ending redeemable value of a hypothetical $1,000
                          investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fraction portion thereof)

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                               T = (ATVD/P)1/n - 1
     Where:
                  T      =average annual total return (after taxes on
                          distributions)
                  P      =a hypothetical initial investment of $1,000
                  n      =number of years
                  ATVD   =ending value of a hypothetical $1,000 investment
                          made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVDR/P)1/n - 1

     Where:
                  T      =average annual total return (after taxes on
                          distributions and redemption)
                  P      =a hypothetical initial investment of $1,000
                  n      =number of years
                  ATVDR  =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.
6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).
     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.
     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.
     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

     Where:

                  C      =cumulative total return
                  P      =a hypothetical initial investment of $1,000
                  ERV    =ending redeemable value: ERV is the value, at the end
                          of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD = 2[((A - B)/CD + 1)6 - 1]

  Where:

                 a       =dividends and interest earned during the period.
                 b       =expenses accrued for the period (net of
                          reimbursements).
                 c       =the average daily number of shares outstanding during
                          the period that were entitled to receive dividends.
                 d       =the maximum offering price per share on the last day
                          of the period.

                             MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES

The officers of the Funds manage its day-to-day operations and are responsible to the each Fund's board of trustees. The trustees set broad policies for each Fund and choose their officers. The following is a list of the trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund. Each trustee (except Mr. MacLaury) serves as a director of The Vanguard Group, Inc. In addition, each trustee serves as a trustee of each of the 104 funds administered by Vanguard (102 in the case of Mr. Malkiel and 84 in the case of Mr. MacLaury). The mailing address of the trustees and officers of each Fund is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*
Chairman, Chief Executive Officer and Director (Trustee) of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS, (DOB: 10/23/1937) Trustee
Retired Managing Partner of Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of The Medical Center at Princeton and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), and NeuVis, Inc.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman,  President,  Chief Executive Officer, and Director of NACCO Industries
(Machinery/Coal/Appliances);   Director   of  The   Goodrich   Corp.   (Aircraft
Systems/Manufacturing/Chemicals).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Inc. (Diesel Engines), The Mead Corp. (Paper Products); and AmeriSource Health Corp. (Pharmaceutical Distribution); Trustee of Vanderbilt University.

R. GREGORY BARTON, (DOB: 4/25/1951) Secretary*
Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of the funds. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees.

     The funds' officers are officers of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization, and that there is no limit on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At June 30, 2001, each of the U.S. Stock Index Funds had contributed capital to Vanguard representing 0.02% of its net assets. The total amount contributed by the Funds was $27,378,000, which represented 27.2% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the various Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets. With respect to the funds which have two classes of shares, expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of the fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. With respect to the funds which have two classes of shares, expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1998, 1999, and 2000, and for the six-month period ended June 30, 2001, the Funds incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                                                   SIX MONTHS ENDED
FUND                                            1998          1999          2000      JUNE 30, 2001
----                                            ----          ----          ----      -------------
Vanguard Total Stock Market Index Fund  $ 15,330,000  $ 27,815,000  $ 42,133,000        $19,542,000
Vanguard 500 Index Fund...............   108,134,000   156,491,000   183,574,000         78,484,000
Vanguard Extended Market Index Fund...     6,534,000     8,139,000    12,662,000          5,190,000
Vanguard Mid-Cap Index Fund...........       174,000*      907,000     2,611,000          2,304,000
Vanguard Small-Cap Index Fund.........     6,369,000     6,812,000    10,743,000          5,103,000
Vanguard Value Index Fund.............     4,562,000     6,692,000     8,172,000          4,533,000
Vanguard Small-Cap Value Index Fund...       102,000*      316,000       560,000            610,000
Vanguard Growth Index Fund............     8,785,000    23,861,000    33,486,000         11,075,000
Vanguard Small-Cap Growth Index Fund..        65,000*      203,000       798,000            400,000

---------
* Since Inception, April 20, 1998.

     INVESTMENT ADVISORY SERVICES. The Funds that comprise Vanguard Index Trust receive all investment advisory services from Vanguard. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard funds utilizing these services. During the fiscal years ended December 31, 1998, 1999, and 2000, and for the six-month period ended June 30, 2001, the Funds incurred expenses for investment advisory services in the following amounts:

                                                                                   SIX MONTHS ENDED
FUND                                            1998          1999          2000      JUNE 30, 2001
----                                            ----          ----          ----      -------------
Vanguard Total Stock Market Index Fund..     $82,000      $120,000      $153,000            $80,000
Vanguard 500 Index Fund.................      80,000       100,000       152,000             79,000
Vanguard Extended Market Index Fund.....      73,000       120,000        46,000             24,000
Vanguard Mid-Cap Index Fund.............      20,000*       67,000        46,000             24,000
Vanguard Small-Cap Index Fund...........     100,000       167,000       153,000             79,000
Vanguard Value Index Fund...............      37,000        67,000        46,000             24,000
Vanguard Small-Cap Value Index Fund.....      20,000        53,000        46,000             24,000
Vanguard Growth Index Fund..............      37,000        67,000       153,000             79,000
Vanguard Small-Cap Growth Index Fund....      20,000*       53,000        46,000             24,000
---------
*Since Inception, April 20, 1998.

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table below), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001 receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001 are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the U.S. Stock Index Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                                          VANGUARD INDEX TRUST
                                           COMPENSATION TABLE

                                                       PENSION OR
                                                       RETIREMENT                         TOTAL
                                                        BENEFITS                      COMPENSATION
                                        AGGREGATE      ACCRUED AS       ESTIMATED       FROM ALL
                                       COMPENSATION   PART OF THESE      ANNUAL         VANGUARD
                                        FROM THESE       FUNDS'       BENEFITS UPON   FUNDS PAID TO
 NAMES OF TRUSTEES                       FUNDS(1)      EXPENSES(1)     RETIREMENT       TRUSTEES(2)
-----------------------------------------------------------------------------------------------------
John J. Brennan. . . . . . . . . . .        None            None            None            None
Charles D. Ellis(3). . . . . . . . .         N/A             N/A             N/A             N/A
JoAnn Heffernan Heisen . . . . . . .     $33,173          $1,462         $15,000        $100,000
Bruce K. MacLaury. . . . . . . . . .      34,317           2,441          12,000          95,000
Burton G. Malkiel. . . . . . . . . .      33,362           2,415          15,000         100,000
Alfred M. Rankin, Jr.. . . . . . . .      32,509           1,769          15,000          98,000
John C. Sawhill(4) . . . . . . . . .      14,756               0             N/A          44,483
James O. Welch, Jr.. . . . . . . . .      32,509           2,585          15,000          98,000
J. Lawrence Wilson . . . . . . . . .      33,173           1,867          15,000         115,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 2000.

(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 104 Vanguard funds (102 in the case of Mr. Malkiel; 84 in the case of Mr. MacLaury) for the 2000 calendar year.

(3)  Mr. Ellis joined the Funds' board effective January 1, 2001.

(4)  Mr. Sawhill died in May, 2000.

                     INFORMATION ABOUT THE VIPER SHARE CLASS

Vanguard Total Stock Market Index Fund offers and issues an exchange-traded class of shares called Total Stock Market VIPERs. The Fund issues Total Stock Market VIPERs in bundles of 50,000, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Fund's Distributor.

     The Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of--or soon to be part of--its target index (Deposit Securities). The Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of the Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. The Fund reserves the right to issue Creation Units for cash, rather than in kind, although it has no current intention of doing so.

EXCHANGE LISTING AND TRADING

Total Stock Market VIPERs have been approved for listing on the American Stock Exchange (AMEX) and will trade on the AMEX at market prices that may differ from net asset value.

     There can be no assurance that, in the future, VIPER Shares will continue to meet all of the AMEX's listing requirements. The AMEX may, but is not required to, remove the Total Stock Market VIPERs from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the VIPER Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund (the Wilshire 5000 Index) is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will also remove the Total Stock Market VIPERs from listing and trading upon termination of the VIPER Share class.

     As with any stock traded on an exchange, purchases and sales of VIPER Shares will be subject to usual and customary brokerage commissions.

CONVERSIONS AND EXCHANGES

Owners of conventional shares issued by the Vanguard Total Stock Market Index Fund (Investor, Admiral, and Institutional Shares) may convert those shares into Total Stock Market VIPERs of equivalent value. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. Total Stock Market
VIPERs, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the Vanguard Total Stock Market Index Fund.

     Investors that are not Authorized Participants must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, an investor must contact her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.

     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; her ownership of conventional shares and VIPER Shares will be known only to her broker. Next, the broker will instruct Vanguard to convert the appropriate amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held in an account at Vanguard in the name of DTC. (DTC will keep track of which VIPER Shares belong to the broker and the broker, in turn, will keep track of which VIPER Shares belong to its customers.) Because DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned 300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth 0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (i) take certain internal actions necessary to credit the investor's account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.

     The conversion process works differently if the investor opts to hold VIPER Shares through an account at Vanguard Brokerage Services (VBS). If the investor converts her conventional shares to VIPER Shares through VBS, all conventional shares for which she requests conversion will be converted into the equivalent amount of VIPER Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.

     Here are some important points to keep in mind when converting conventional shares of Vanguard Total Stock Market Index Fund into VIPER Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent described above.

- The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.

- During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and her investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, the investor will be able to liquidate all or part of her investment by instructing Vanguard or her broker (depending on whether her shares are held in her own account or her broker's omnibus account) to redeem her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of her investment by instructing her broker to sell her VIPER Shares.

BOOK ENTRY ONLY SYSTEM

Total Stock Market VIPERs are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (NYSE), the AMEX and the National Association of Securities Dealers (NASD). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).

     Beneficial ownership of VIPER Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in VIPER Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of VIPER Shares.

     The Fund recognizes DTC or its nominee as the record owner of all VIPER Shares for all purposes. Beneficial Owners of VIPER Shares are not entitled to have VIPER Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of VIPER Shares.

     Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the Total Stock Market VIPERs held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding VIPER Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Share distributions shall be made to DTC or its nominee as the registered holder of all Total Stock Market VIPERs. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in VIPER Shares of the Vanguard Total Stock Market Index Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect
Participants and Beneficial Owners of VIPER Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such VIPER Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may determine to discontinue providing its service with respect to VIPER Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates
representing   ownership  of  VIPER   Shares,   unless  the  Trust  makes  other
arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which VIPER Shares may be listed).

PURCHASE AND ISSUANCE OF VIPER SHARES IN CREATION UNITS

Vanguard Total Stock Market Index Fund issues and sells VIPER Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The Fund will not issue fractional Creation Units.

     A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

FUND DEPOSIT

The consideration for purchase of a Creation Unit from Vanguard Total Stock Market Index Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

     The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the

Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

     Vanguard, through the National Securities Clearing Corporation (NSCC) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit composition is made available. The Fund reserves the right to accept a nonconforming Fund Deposit.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by the Fund, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized
Participant (as defined below) or the investor for which an Authorized Participant is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, Vanguard may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the issuing Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR PURCHASING CREATION UNITS

To be eligible to place orders with the Distributor and to purchase Creation Units from Vanguard Total Stock Market Index Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.

     An Authorized Participant may place an order to purchase (or redeem) Creation Units of Total Stock Market VIPERs either (i) through the Continuous Net Settlement (CNS) clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the Clearing Process, or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. Purchases (and redemptions) of Creation Units cleared through the Clearing Process will be subject to a lower Transaction Fee than those cleared outside the Clearing Process.

     To initiate a purchase order for a Creation Unit, whether through the Clearing Process or outside the Clearing Process, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

     Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal

Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly.)

     If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.

PLACEMENT OF PURCHASE ORDERS USING CLEARING PROCESS

For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent or Index Receipt Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.

     An order to purchase Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to purchase Creation Units through the Clearing Process made in proper form but received after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Deposit Securities and the Cash Component will be transferred by the third NSCC Business Day following the date on which the purchase request is deemed received.

PLACEMENT OF PURCHASE ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. An order to purchase Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     Vanguard Total Stock Market Index Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 115% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date and federal funds in the appropriate amount are deposited with the Custodian by 11 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4 p.m. or federal funds in the appropriate amount are not received by 11 a.m. the next Business Day, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Pending delivery of the missing Deposit Securities, the purchaser must deposit additional cash with the Fund to the extent necessary to maintain the Additional Cash Deposit in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. If the purchaser fails to deliver missing Deposit Securities by 1 p.m. on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or fails to pay additional money to maintain the Additional Cash Deposit at 115% of the marked-to-market value of the missing securities within one Business

Day following notification by the Distributor that such a payment is required, the Fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Fund. In addition, the Fund will be entitled to collect a transaction fee of $4,000 in all such cases. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

REJECTION OF PURCHASE ORDERS

Vanguard Total Stock Market Index Fund reserves the absolute right to reject a purchase order transmitted to it by the Distributor. By way of example, and not limitation, the Fund will reject a purchase order if:

-    the order is not in proper form;

- the investor(s), upon obtaining the VIPER Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;

- the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above;

- acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

- acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;

- acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or

- circumstances outside the control of the Fund, the Transfer Agent, the Custodian, the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.

     The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The Fund, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.

TRANSACTION FEE ON PURCHASES OF CREATION UNITS

Vanguard Total Stock Market Index Fund imposes a transaction fee (payable to the
Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units. For purchases effected through the Clearing Process, the Transaction Fee is $5,500, regardless of how many Creation Units are purchased. An additional charge of up to $5,500 may be imposed for purchases effected outside the Clearing Process.

     When the Fund permits a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities.

REDEMPTION OF VIPER SHARES IN CREATION UNITS

VIPER Shares may be redeemed only in Creation Units; the Fund will not redeem VIPER Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of VIPER Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests in good order will receive the NAV next determined after the request is made.

     An investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities, plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities, less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.

     Vanguard, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Redemption Securities that will be used (subject to possible amendment or correction) to satisfy redemption requests received in proper form (as defined below) on that day. The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If the Fund and a redeeming investor mutually agree, the Fund may provide such investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.

TRANSACTION FEES ON REDEMPTIONS OF CREATION UNITS

Vanguard Total Stock Market Index Fund imposes a transaction fee (payable to the
Fund) to compensate the Fund for the transfer and other transaction costs associated with the redemption of Creation Units. For redemptions effected through the Clearing Process, the Transaction Fee is $5,500, regardless of how many Creation Units are redeemed. An additional charge of up to $5,500 may be imposed for redemptions effected outside the Clearing Process.

     When the Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

An order to redeem Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to redeem Creation Units through the Clearing Process made in proper form but received by the Fund after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Redemption Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which the redemption request is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to redeem a Creation Unit outside the Clearing Process must state that it is not using the Clearing Process and that redemption instead will be effected through a transfer of VIPER Shares directly through DTC. An order to redeem a Creation Unit of the Fund outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the required number of VIPER Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the Redemption Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

     The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Calculation of Net Asset Value," computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Custodian on such Transmittal Date.

     Vanguard Total Stock Market Index Fund reserves the right, in its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its VIPER Shares based on the NAV of the Fund's VIPER Shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).

     If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock. In addition, the Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.

                              FINANCIAL STATEMENTS

The Funds' Financial Statements as of and for the year ended December 31, 2000, appearing in the Vanguard U.S. Stock Index Funds 2000 Annual Reports to Shareholders and inserts thereto, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. The Funds' financial statements as of and for the period ended June 30, 2001, appearing in the Vanguard U.S. Stock Index Funds 2001 Semiannual Reports to
Shareholders, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard U.S. Stock Index Funds, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH  INDEX--consists of the stocks in the S&P 500
with  the  highest   price-to-book   ratios,   comprising   50%  of  the  market
capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,300 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the S&P 500 Index.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/ agency issues and mortgage pass-through securities.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% S&P 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX--65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit AA or Better Bond Index and a 35% weighting in a blended equity composite (75% S&P 500/BARRA Value Index, 12.5% S&P Utilities Index and 12.5% S&P Telephone Index).

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  non-convertible  investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

                                                                   SAI040 112001

                                     PART C

                              VANGUARD INDEX TRUST

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not applicable
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants+
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan+
(o)    Not Applicable
(p)    Code of Ethics+

  *Filed previously
 **Filed herewith for The Chase Manhattan Bank; filed previously for First Union
   National Bank
  +Filed herewith


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other funds in The Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106, and The Chase Manhattan Bank, N.A., 4 Chase Metro Tech Center, Brooklyn, New York, 11245.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 22nd day of October, 2001.


                                              VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                        CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      October 22, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
       Charles D. Ellis*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JAMES O. WELCH, JR.    Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         October 22, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         October 22, 2001
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer


*By Power of Attorney. See File Number 33-32548, filed on July 24, 2001.
 Incorporated by Reference.

                                  EXHIBIT INDEX

Custodian Agreement . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.G
Consent of Independent Accountants. . . . . . . . . . . . . . . . . . Ex-99.J
Rule 18f-3 Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.N
Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.P